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UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4815

Ultra Series Fund

(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711

(Address of principal executive offices)(Zip code)

Steven J. Fredricks

Chief Legal Officer & Chief Compliance Officer

Madison Asset Management, LLC

550 Science Drive

Madison, WI  53711

(Name and address of agent for service)

Registrant’s telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2020

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Certified Financial Statement

Semi-annual Report

June 30, 2020

Conservative Allocation Fund

Moderate Allocation Fund

Aggressive Allocation Fund

Core Bond Fund

High Income Fund

Diversified Income Fund

Large Cap Value Fund

Large Cap Growth Fund

Mid Cap Fund

International Stock Fund

Madison Target Retirement 2020 Fund

Madison Target Retirement 2030 Fund

Madison Target Retirement 2040 Fund

Madison Target Retirement 2050 Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s shareholder reports like this one, unless you specifically request paper copies from the insurance company or your financial intermediary. Instead, the shareholder reports will be made available on a website and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by following the instructions provided by the insurance company or financial intermediary.

You may elect to receive paper copies of all future reports free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution. For more complete information about Ultra Series Fund, including charges and expenses, request a prospectus from your financial advisor or from CMFG Life Insurance Company, 2000 Heritage Way, Waverly, IA 50677. Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the investment company. For more current Ultra Series Fund performance information, please call 1-800-SEC-0330. Current performance may be lower or higher than the performance data quoted within. Performance data shown represents past performance, past performance does not guarantee future results. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

Ultra Series Fund | June 30, 2020

Economic Overview

While every six month period has notable events, it’s rare that we can characterize one as world changing. It may seem like a longer time ago, but as 2020 opened the economy was robust and the stock market was working its way towards all-time highs in February. The microscopic strand of RNA now famous as COVID-19 was then but an obscure illness in Wuhan, China, but by March was a global pandemic. By April wide swaths of the world’s population were locked down and major portions of our economies were frozen. As we struggled to provide care for those afflicted and protection for our heroic health care workers, we all had to reorient our lives. Meanwhile, the stock and bond markets reacted violently, making record or near-record up and down moves.

Looking back over the period it seems hard to believe that we were not only going about our business as normal, but living with such optimism that the U.S. stock market could hit its all-time high on February 19. In one of the most precipitous drops in market history, a little over a month later, on March 23, the market closed down some 34% from this high. The dangers of herd selling were exemplified, at least over the short term, by the sharp rally that followed, sparked by massive fiscal stimulus from Washington and Federal Reserve easing, bringing the year-to-date return of the S&P 500® Index by June 30 to a much more palatable -4.04%.

The normal security of the bond market was a mixed bag as various securities and investment vehicles demonstrated that “fixed income” isn’t synonymous with safety and low volatility. Investors who had chased yield into the fringes of the market found some unwelcome results in the highest-risk bonds. Some bond ETFs also showed weaknesses as selling pressure sent them into deep discounts as too many sellers tried to crowd through limited capacity exits. Long-term government bonds benefitted the most from the flight to safety.

The economy in the midst of the COVID-19 pandemic experienced one its worst periods since the Great Depression. Unemployment soared, small businesses struggled and entire segments of the economy were in distress. Meanwhile, the greatest street protests since the Civil Rights movement in the 1960s were sparked by the tragic police-custody death of George Floyd. Perhaps unexpectedly, in the midst of these woes the S&P 500® Index in the second half of the period had its best quarter in twenty years, soaring 19.95% from the end of March into the end of June.

Not all was completely dour in the first half of 2020. The U.S. housing market has remained surprisingly strong despite the complications of buying, selling, moving and building during a pandemic. China’s economy rebounded with unexpected vigor towards the end of the quarter. In June we added 4.8 million new jobs as we struggled to open up the economy by stages and with considerable geographic disparity.

But even with the increase in new jobs, the official unemployment rate at period end was at a still-dismal 11%, a figure which understates the reality on the ground. First, it counts millions of workers who are getting paid but not working and whose prospects are shaky. In addition many unemployed remained uncounted since they are no longer actively filing for unemployment benefits while a substantial number more can’t get the hours or wages they’d like. In the final week of the quarter 1.4 million new applications were made for unemployment and news reports showed lines straggling out of state employment offices.

The massive stimulus passed by Congress has helped millions get through these first few months of disruption but that lifeline is a precarious one. The extra $600 a week of unemployment benefits that helped many households weather the storm expired at the end of July, while the original Paycheck Protection Program that kept millions of small business employees on the job is also winding down.

It is remarkable that the Federal Reserve (Fed) has been able to counterbalance all of this, at least as far as the stock market is concerned, by dropping rates back to the 2008 financial crisis level of close to zero, while ramping up its security purchases.

Ultra Series Fund | Economic Overview (unaudited) - concluded | June 30, 2020

The Fed purchased Treasuries and mortgage-backed securities (MBS) in record amounts during the second quarter. The Fed stated recently that the Federal Funds Rate will stay near zero until at least 2022 and asset purchases will continue as well.

The final wild card is the fast approaching November elections. So far there has been no major market reactions to the polling which projects a close race. In terms of the COVID-19 pandemic there may be hope that a vaccine will be approved before the end of the year. The economy seems to be improving slowly from the unprecedented COVID-19 shut down but getting back to a normalized environment is highly unlikely over the next term.

All of this uncertainty and volatility has unsettled not only institutions but many individual investors. This hasn’t kept many who got cold feet in March from warming up to the summer market – buying has been particularly intense with the favorite mega-cap growth stocks. We have enough of a contrarian impulse to consider this trend somewhat disturbing. We are fervent in our hope that we will soon find a way out of this viral nightmare. In the end we are confident that investment fundamentals still matter. Keeping a steady hand and a firm eye on corporate fundamentals seems to us the best way to prepare for the unexpected. This period’s market collapse and subsequent rally with its high-flying favorites shows the power of optimism. It also, to our minds, increases investor risk, especially to those attracted to the peak of the wave. We prefer to tighten our discipline, prepare for more bumps ahead and invest with cautious long-term optimism.

Ultra Series Fund | June 30, 2020

Review of Period (unaudited)

ALLOCATION FUNDS SUMMARY

The Ultra Series Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds (the “Funds”) invest primarily in shares of registered investment companies (the “Underlying Funds”). The Funds will be diversified among a number of asset classes and their allocation among Underlying Funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the Funds’ investment adviser. The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

●	Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the Funds’ aim to achieve a favorable overall risk profile for any targeted portfolio return.

●	Scenario analysis– historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the Funds under different economic and market conditions.

●	Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection. In addition, Madison has a flexible mandate which permits the Funds, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

CONSERVATIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Conservative Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments and 65% fixed income investments. Underlying Funds in which the Fund invests may include funds advised by Madison and/or its affiliates, including the Madison Funds (the “Affiliated Underlying Funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Ultra Series Conservative Allocation Fund (Class I) returned 2.94% over the 6-month period, outperforming the Conservative Allocation Fund Custom Index return of 2.30%. The Fund also outperformed the Morningstar U.S. Allocation 30-50% Equity Category peer group, which returned -1.41%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/20
Bond Funds	65.0%
Foreign Stock Funds	5.6%
Short-Term Investments	6.7%
Stock Funds	22.9%
Net Other Assets and Liabilities	(0.2)%

MODERATE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Moderate Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments. Underlying Funds in which the Fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Ultra Series Moderate Allocation Fund (Class I) returned -0.13% over the 6-month period, outperforming the Moderate Allocation Fund Custom Index return of -0.66%. The Fund also outperformed the Morningstar U.S Allocation 50-70% Equity Category peer group, which returned -2.76%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/20
Bond Funds	40.0%
Foreign Stock Funds	9.5%
Short-Term Investments	13.2%
Stock Funds	39.8%
Net Other Assets and Liabilities	(2.5)%

Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2020

AGGRESSIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Aggressive Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including ETFs, with target allocations over time of approximately 80% equity investments and 20% fixed income investments. Underlying Funds in which the Fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Ultra Series Aggressive Allocation Fund (Class I) returned -2.88% over the 6-month period, outperforming the Aggressive Allocation Fund Custom Index return of -3.15%. The Fund also outperformed the Morningstar U.S. Allocation 70-85% Equity Category peer group, which returned -5.52%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/20
Bond Funds	19.9%
Foreign Stock Funds	15.2%
Short-Term Investments	19.8%
Stock Funds	49.9%
Net Other Assets and Liabilities	(4.8)%

CORE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Core Bond Fund invests at least 80% of its net assets in bonds. To keep current income relatively stable and to limit share price volatility, the Fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration. The Fund also strives to add incremental return in the portfolio by making strategic decisions relating to credit risk, sector exposure and yield curve positioning. The Fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed and commercial mortgage-backed securities.

PERFORMANCE DESCRIPTION

The Ultra Series Core Bond Fund (Class I) returned 6.25% over the 6-month period, slightly outperforming the Fund’s benchmark, the Barclays U.S. Aggregate Bond Index, which returned 6.14%. The Morningstar Intermediate Core Bond peer group returned 5.68% for the period.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/20
Asset Backed Securities	3.1%
Collateralized Mortgage Obligations	3.5%
Commercial Mortgage-Backed Securities	2.2%
Corporate Notes and Bonds	41.2%
Long Term Municipal Bonds	2.2%
Mortgage Backed Securities	23.8%
Short-Term Investments	2.3%
U.S. Government and Agency Obligations	21.3%
Net Other Assets and Liabilities	0.4%

HIGH INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as “junk” bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the Fund may rotate securities selection by business sector according to the economic outlook. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

PERFORMANCE DISCUSSION

The Ultra Series High Income Fund (Class I) returned -3.35% during the period, outperforming the ICE Bank of America Merrill Lynch U.S. High Yield Constrained Index’s -4.84% return. The Fund also outperformed its Morningstar High Yield Bond Category peer group, which returned -4.75%.

Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2020

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/20
Bond Funds	2.7%
Communication Services	8.0%
Consumer Discretionary	19.3%
Consumer Staples	7.4%
Energy	11.0%
Financials	9.8%
Health Care	5.0%
Industrials	18.8%
Information Technology	5.3%
Materials	3.3%
Real Estate	1.4%
Short-Term Investments	6.8%
Utilities	2.0%
Net Other Assets and Liabilities	(0.8)%

DIVERSIFIED INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds; however, under normal market conditions, the Fund’s portfolio managers generally attempt to target a 40% bond and 60% stock investment allocation. Nevertheless, bonds (including investment grade, high yield and mortgage- or asset-backed) may constitute up to 80% of the Fund’s assets, stocks (including common stocks, preferred stocks and convertible bonds) may constitute up to 70% of the Fund’s assets, real estate securities may constitute up to 25% of the Fund’s assets, foreign (including American Depositary Receipts (“ADRs”) and emerging market) stocks and bonds may constitute up to 25% of the Fund’s assets, and money market instruments may constitute up to 25% of the Fund’s assets. Although the Fund is permitted to invest up to 80% of its assets in lower credit quality bonds, under normal circumstances, the Fund intends to limit the investment in lower credit quality bonds to less than 50% of the Fund’s assets. The balance between the two strategies of the Fund (fixed income and equity investing) is determined after reviewing the risks associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand.

PERFORMANCE DISCUSSIONS

For the six-month period, the Ultra Series Diversified Income Fund (Class I) returned -5.05% compared to its custom blended benchmark (50% S&P 500® Index and 50% Bank of America Merrill Lynch U.S. Corporate Government and Mortgage Index) return of 2.01%. The Fund’s Morningstar peer group, the U.S. Allocation 50-70% Equity, returned -2.76% over the same period.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/20
Asset Backed Securities	1.4%
Collateralized Mortgage Obligations	1.5%
Commercial Mortgage-Backed Securities	0.5%
Common Stocks	66.9%
Corporate Notes and Bonds	12.0%
Long Term Municipal Bonds	0.9%
Mortgage Backed Securities	7.6%
Short-Term Investments	2.8%
U.S. Government and Agency Obligations	6.3%
Net Other Assets and Liabilities	0.1%

LARGE CAP VALUE FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Large Cap Value Fund will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. The Fund follows a “value” approach, meaning the portfolio managers seek to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the Fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The Fund will diversify its holdings among various industries and among companies within those industries.

PERFORMANCE DISCUSSIONS

In the past six months, the Ultra Series Large Cap Value Fund (Class I) returned -16.94%, slightly trailing the Russell 1000® Value Index return of -16.26%. The Fund underperformed its Morningstar peer group, the Morningstar Large Value Category, which returned -16.03% for the period.

Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2020

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/20
Communication Services	6.1%
Consumer Discretionary	8.8%
Consumer Staples	7.9%
Financials	14.2%
Health Care	13.2%
Industrials	12.5%
Information Technology	15.8%
Materials	12.1%
Real Estate	1.6%
Short-Term Investments	2.7%
Utilities	5.1%
Net Other Assets and Liabilities	0.0%

LARGE CAP GROWTH FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Large Cap Growth Fund invests primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. The Fund invests in well-established companies with competitive advantages that have demonstrated patterns of consistent growth. To a lesser extent, the Fund may invest in the stocks of less established companies that may offer more rapid growth potential. The Fund invests when a stock trades at a good price in relation to underlying value and the Fund looks to sell or trim a stock when the portfolio manager deems a stock to be overpriced compared to underlying value.

PERFORMANCE DISCUSSION

The Ultra Series Large Cap Growth Fund (Class I) returned -7.39% for the six months ending June 30, 2020, lagging the Russell 1000® Large Cap Growth Index return of 9.81%. The Fund also lagged its peer group, the Morningstar Large Growth Category, which returned 9.56% for the same period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/20
Communication Services	5.0%
Consumer Discretionary	11.4%
Financials	17.2%
Health Care	19.4%
Industrials	9.6%
Information Technology	24.4%
Materials	6.7%
Real Estate	3.1%
Short-Term Investments	3.2%
Net Other Assets and Liabilities	0.0%

MID CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Mid Cap Fund generally invests in common stocks of midsize companies and will, under normal market conditions, maintain at least 80% of its net assets in mid cap securities. The Fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The Fund’s portfolio managers believe in selecting stocks for the Fund that show steady, sustainable growth and reasonable valuations. As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment.

PERFORMANCE DISCUSSION

The Ultra Series Mid Cap Fund (Class I) returned -11.39% for the semi-annual period, underperforming its benchmark Russell Midcap® Index’s -9.13% return. The Fund lagged its peer group, the Morningstar Mid-Cap Growth category, which returned 4.78%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/20
Consumer Discretionary	19.0%
Consumer Staples	1.4%
Financials	27.7%
Health Care	3.7%
Industrials	20.9%
Information Technology	19.0%
Materials	2.2%
Short-Term Investments	6.2%
Net Other Assets and Liabilities	(0.1)%

Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2020

INTERNATIONAL STOCK FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series International Stock Fund will invest, under normal market conditions, at least 80% of its net assets in the stock of foreign companies. Typically, a majority of the Fund’s assets are invested in relatively large cap stocks of companies located or operating in developed countries. The Fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the Fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The Fund may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

PERFORMANCE DISCUSSION

The Ultra Series International Stock Fund (Class I) returned -12.41% for the past six months compared to the MSCI EAFE (net) Index return of -11.34%. The Fund underperformed its peer group, the Morningstar Foreign Large Blend Category, which returned -11.45%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/20
Communication Services	10.6%
Consumer Discretionary	5.1%
Consumer Staples	8.2%
Energy	2.8%
Financials	15.1%
Health Care	13.1%
Industrials	18.7%
Information Technology	8.3%
Materials	5.8%
Real Estate	3.5%
Short-Term Investments	1.5%
Utilities	6.9%
Net Other Assets and Liabilities	0.4%

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/20
France	15.2%
United Kingdom	15.1%
Japan	14.0%
Germany	10.2%
Switzerland	7.2%
Netherlands	4.2%
Canada	3.7%
Ireland	3.7%
Sweden	2.6%
China	2.4%
Denmark	2.4%
Italy	2.4%
Finland	2.3%
Norway	2.3%
Singapore	1.7%
United States	1.5%
Portugal	1.4%
South Korea	1.4%
Australia	1.3%
Spain	1.2%
Israel	1.1%
Hong Kong	0.8%
Luxembourg	0.6%
Mexico	0.6%
Indonesia	0.3%
Other Net Assets	0.4%

Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2020

MADISON TARGET RETIREMENT 2020 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2020 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2020. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

The Ultra Series Madison Target Retirement 2020 Fund (Class I) returned 4.47% in the 6-month period, outperforming the S&P Target Date® To 2020 Index which returned 0.35%, and the Morningstar Target Date 2020 Category peer group which returned 0.61%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/20
Alternative Funds	1.8%
Bond Funds	71.2%
Foreign Stock Funds	7.0%
Stock Funds	15.4%
Net Other Assets and Liabilities	4.6%

MADISON TARGET RETIREMENT 2030 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2030 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2030. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

The Ultra Series Madison Target Retirement 2030 Fund (Class I) returned 2.82% in the 6-month period, outperforming the S&P Target Date® To 2030 Index, which returned -2.67%, and the Morningstar Target Date 2030 Category peer group, which returned -1.08%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/20
Alternative Funds	2.7%
Bond Funds	44.8%
Foreign Stock Funds	14.5%
Stock Funds	32.8%
Net Other Assets and Liabilities	5.2%

MADISON TARGET RETIREMENT 2040 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2040 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2040. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

The Ultra Series Madison Target Retirement 2040 Fund (Class I) returned 2.40% in the 6-month period, outperforming the S&P Target Date® To 2040 Index which returned -5.64%, and the Morningstar Target Date 2040 Category peer group, which returned -2.61%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/20
Alternative Funds	2.7%
Bond Funds	35.9%
Foreign Stock Funds	19.5%
Stock Funds	36.9%
Net Other Assets and Liabilities	5.0%

Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2020

MADISON TARGET RETIREMENT 2050 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2050 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2050. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

The Ultra Series Madison Target Retirement 2050 Fund (Class I) returned 1.64% in the 6-month period, outperforming the S&P Target Date® To 2050 Index which returned -6.68%, and the Morningstar Target Date 2050 Category peer group, which returned -3.89%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/20
Alternative Funds	2.7%
Bond Funds	26.9%
Foreign Stock Funds	24.6%
Stock Funds	40.7%
Net Other Assets and Liabilities	5.1%

BENCHMARK DESCRIPTIONS

Allocation Fund Indexes*

The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays US Aggregate Bond Index, 24.5% Russell 3000® Index and 10.5% MSCI ACWI ex-USA Index (net). See market index descriptions below.

The Moderate Allocation Fund Custom Index consists of 40% Bloomberg Barclays US Aggregate Bond Index, 42% Russell 3000® Index and 18% MSCI ACWI ex-USA Index (net). See market index descriptions below.

The Aggressive Allocation Fund Custom Index consists of 20% Bloomberg Barclays US Aggregate Bond Index, 56% Russell 3000® Index and 24% MSCI ACWI ex-USA Index (net). See market index descriptions below.

Hybrid Fund Custom Indexes*

The Custom Blended Index consists of 50% S&P 500® Index and 50% ICE Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index. See market indexes descriptions below.

*The Custom Indexes are calculated using a monthly re-balancing frequency (i.e., rebalanced back to original constituent weight every calendar month-end).

Market Indexes

The ICE Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

The ICE Bank of America Merrill Lynch U.S. High Yield Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.

The Bloomberg Barclays Intermediate Government Credit Index measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government related bond markets. It is composed of the U.S. corporate index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage backed securities, asset backed securities and commercial mortgage-backed securities.

The Bloomberg Barclays U.S. Credit Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government related bond markets. It is composed of the US Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2020

The Bloomberg Barclays U.S. Corporate High Yield® Index measures the USD-denominated, high yield, fixed-rate corporate bond markets.

The MSCI EAFE (Europe, Australasia & Far East) Index (net) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The MSCI ACWI ex USA Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ex USA (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The MSCI EM Index captures large and mid-cap representation across 24 Emerging Markets (EM) countries. With 1,138 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

The Russell 1000® Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

Six-month returns listed are calculated on a pre-tax basis.

The S&P Target Date® To Index Series

The S&P Target Date® “To” Index Series consists of multi-asset class indices, and corresponds to specific target retirement dates. The series reflects the consensus asset allocation and glide path of a subset of target date funds that generally pursue investment policies characterized by static total equity exposure after retirement and a relatively conservative total equity exposure near retirement. As the overall universe becomes more conservative with the approach of each target date year, so will the index. The asset allocation is based on market observations through an annual survey of “to” target date fund managers, and is categorized by S&P Dow Jones Indices.

●	The S&P Target Date® To 2020 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2020.

●	The S&P Target Date® To 2030 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2030.

●	The S&P Target Date® To 2040 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2040.

●	The S&P Target Date® To 2050 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2050.

Ultra Series Fund | June 30, 2020

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 93.5%

Bond Funds - 65.0%
Baird Aggregate Bond Fund Institutional Shares	1,325,575	$15,615,273
iShares 20+ Year Treasury Bond ETF	51,771	8,486,820
Madison Core Bond Fund Class Y (A)	2,280,371	24,422,778
Madison Corporate Bond Fund Class Y (A)	624,784	7,853,530
Vanguard Short-Term Corporate Bond ETF	173,936	14,377,550
Vanguard Short-Term Treasury ETF	216,999	13,497,338
		84,253,289
Foreign Stock Funds - 5.6%
iShares Edge MSCI Minimum Volatility EAFE ETF	43,248	2,856,963
iShares MSCI China ETF	42,265	2,766,244
JPMorgan BetaBuilders Japan ETF	68,436	1,569,238
		7,192,445
Stock Funds - 22.9%
Madison Dividend Income Fund Class Y (A)	315,642	7,903,668
Madison Investors Fund Class Y (A)	380,307	8,465,629
Madison Mid Cap Fund Class Y (A)	174,884	1,843,274
VanEck Vectors Gold Miners ETF	80,793	2,963,487
Vanguard Health Care ETF (B)	11,785	2,270,380
Vanguard Information Technology ETF	22,453	6,257,876
		29,704,314
Total Investment Companies (Cost $111,949,210)		121,150,048

	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS - 6.7%

State Street Institutional U.S. Government Money Market Fund, 0.12%, Premier Class (C)	8,683,398	$8,683,398
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13% (C) (D)	45,414	45,414
Total Short-Term Investments (Cost $8,728,812)		8,728,812
TOTAL INVESTMENTS - 100.2% (Cost $120,678,022**)		129,878,860
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(261,159)
TOTAL NET ASSETS - 100.0%		$129,617,701

**	Aggregate cost for Federal tax purposes was $120,678,022.
(A)	Affiliated Company (see Note 11).
(B)	All or a portion of these securities, with an aggregate fair value of $272,493, are on loan as part of a securities lending program. See footnote (D) and Note 8 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
EAFE	Europe, Australasia and Far East.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 89.3%

Bond Funds - 40.0%
Baird Aggregate Bond Fund Institutional Shares	808,357	$9,522,450
iShares 20+ Year Treasury Bond ETF	63,635	10,431,686
Madison Core Bond Fund Class Y (A)	2,344,423	25,108,767
Madison Corporate Bond Fund Class Y (A)	46,682	586,787
Vanguard Short-Term Corporate Bond ETF	191,540	15,832,696
Vanguard Short-Term Treasury ETF	139,772	8,693,818
		70,176,204
Foreign Stock Funds - 9.5%
iShares Edge MSCI Minimum Volatility EAFE ETF	72,348	4,779,309
iShares MSCI China ETF	80,649	5,278,477
JPMorgan BetaBuilders Japan ETF	204,590	4,691,249
SPDR S&P Emerging Asia Pacific ETF	18,877	1,874,675
		16,623,710
Stock Funds - 39.8%
Madison Dividend Income Fund Class Y (A)	732,481	18,341,329
Madison Investors Fund Class Y (A)	916,861	20,409,322
Madison Mid Cap Fund Class Y (A)	451,912	4,763,153
VanEck Vectors Gold Miners ETF	166,154	6,094,529
Vanguard Health Care ETF (B)	25,165	4,848,037
Vanguard Information Technology ETF	54,916	15,305,638
		69,762,008
Total Investment Companies (Cost $141,999,575)		156,561,922

	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS - 13.2%

State Street Institutional U.S. Government Money Market Fund, 0.12%, Premier Class (C)	18,642,713	$18,642,713
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13% (C) (D)	4,514,513	4,514,513
Total Short-Term Investments (Cost $23,157,226)		23,157,226
TOTAL INVESTMENTS - 102.5% (Cost $165,156,801**)		179,719,148
NET OTHER ASSETS AND LIABILITIES - (2.5%)		(4,401,237)
TOTAL NET ASSETS - 100.0%		$175,317,911

**	Aggregate cost for Federal tax purposes was $165,156,801.
(A)	Affiliated Company (see Note 11).
(B)	All or a portion of these securities, with an aggregate fair value of $4,801,611, are on loan as part of a securities lending program. See footnote (D) and Note 8 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
EAFE	Europe, Australasia and Far East.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 85.0%

Bond Funds - 19.9%
Baird Aggregate Bond Fund Institutional Shares	68,936	$812,064
iShares 20+ Year Treasury Bond ETF	12,559	2,058,797
Madison Core Bond Fund Class Y (A)	295,452	3,164,291
Vanguard Short-Term Corporate Bond ETF	33,191	2,743,568
Vanguard Short-Term Treasury ETF	25,430	1,581,746
		10,360,466
Foreign Stock Funds - 15.2%
iShares Edge MSCI Minimum Volatility EAFE ETF	24,532	1,620,584
iShares MSCI China ETF	40,558	2,654,521
JPMorgan BetaBuilders Japan ETF	108,768	2,494,050
SPDR S&P Emerging Asia Pacific ETF	11,836	1,175,433
		7,944,588
Stock Funds - 49.9%
Madison Dividend Income Fund Class Y (A)	253,096	6,337,523
Madison Investors Fund Class Y (A)	288,929	6,431,553
Madison Mid Cap Fund Class Y (A)	170,049	1,792,316
VanEck Vectors Gold Miners ETF	65,940	2,418,679
Vanguard Health Care ETF (B)	13,478	2,596,537
Vanguard Information Technology ETF	22,971	6,402,247
		25,978,855
Total Investment Companies (Cost $40,069,520)		44,283,909

	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS - 19.8%

State Street Institutional U.S. Government Money Market Fund, 0.12%, Premier Class (C)	7,792,023	$7,792,023
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13% (C) (D)	2,552,446	2,552,446
Total Short-Term Investments (Cost $10,344,469)		10,344,469
TOTAL INVESTMENTS - 104.8% (Cost $50,413,989**)		54,628,378
NET OTHER ASSETS AND LIABILITIES - (4.8%)		(2,506,628)
TOTAL NET ASSETS - 100.0%		$52,121,750

**	Aggregate cost for Federal tax purposes was $50,413,989.
(A)	Affiliated Company (see Note 11).
(B)	All or a portion of these securities, with an aggregate fair value of $2,571,895, are on loan as part of a securities lending program. See footnote (D) and Note 8 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
EAFE	Europe, Australasia and Far East.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
ASSET BACKED SECURITIES - 3.1%

BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 0.505%, 5/15/23	$275,000	$273,561
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	104,652
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	129,711	130,605
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	71,020	72,575
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	85,156	86,737
Chesapeake Funding II LLC, Series 2018-2A, Class B (A), 3.52%, 8/15/30	150,000	153,794
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	225,000	237,252
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	350,000	354,983
Enterprise Fleet Financing LLC, Series 2017-3, Class A2 (A), 2.13%, 5/22/23	111,436	111,747
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	500,000	507,362
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	300,000	303,750
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class A2 (A), 1.76%, 6/15/22	300,000	302,528
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	670,000	684,754
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	250,000	252,223
Wheels SPV LLC, Series 2019-1A, Class A3 (A), 2.35%, 5/22/28	200,000	205,656
Total Asset Backed Securities (Cost $3,718,112)		3,782,179

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5%

Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (C), 2.879%, 7/25/49	332,125	338,708
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	1,296,784	115,667
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	294,743	318,508
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	403,850	444,854
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	336,350	396,078
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	88,470	89,193

	Par Value	Value (Note 2)
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	$436,568	$451,201
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	1,598,672	101,475
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	1,137,520	23,468
JPMorgan Mortgage Trust, Series 2019-3, Class A4 (A) (B) (D), 4%, 9/25/49	82,089	82,567
JPMorgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (D), 4%, 11/25/49	187,573	192,517
JPMorgan Mortgage Trust, Series 2019-5, Class A4 (A) (B) (D), 4%, 11/25/49	43,786	44,220
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (D), 3.5%, 2/25/50	358,696	366,655
OBX Trust, Series 2019-INV1, Class A8 (A) (B) (D), 4%, 11/25/48	177,538	178,565
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (B) (D), 3%, 11/25/45	328,109	337,895
PSMC Trust, Series 2019-2, Class A1 (A) (B) (D), 3.5%, 10/25/49	190,272	195,809
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B), 3%, 6/25/43	403,906	418,951
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (D), 4%, 4/25/49	152,716	157,644
Total Collateralized Mortgage Obligations (Cost $4,394,345)		4,253,975

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.2%

Fannie Mae-Aces, Series 2017-M15, Class ATS2 (B) (D), 3.196%, 11/25/27	250,000	273,625
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (B) (D), 0.724%, 1/25/22	21,833,441	146,039
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	300,000	324,473
FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, IO (B) (D), 0.433%, 9/25/26	11,885,185	199,605
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	650,000	737,866
FREMF Mortgage Trust, Series 2011-K12, Class B (A) (B), 4.487%, 1/25/46	500,000	505,195
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (D), 3.681%, 11/25/47	500,000	515,402
Total Commercial Mortgage-Backed Securities (Cost $2,569,565)		2,702,205

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - 41.2%

Communication Services - 2.1%
Comcast Corp., 3.4%, 4/1/30	$150,000	$171,301
Comcast Corp., 4.7%, 10/15/48	250,000	336,230
Verizon Communications Inc., 4.329%, 9/21/28	347,000	417,622
Verizon Communications Inc., 3.875%, 2/8/29	300,000	354,569
Verizon Communications Inc., 4.4%, 11/1/34	300,000	373,536
Vodafone Group PLC (E), 3.75%, 1/16/24	250,000	273,029
Vodafone Group PLC (E), 5%, 5/30/38	250,000	314,204
Walt Disney Co./The, 3.8%, 3/22/30	300,000	350,862
		2,591,353
Consumer Discretionary - 6.6%
Advance Auto Parts Inc., 4.5%, 12/1/23	750,000	813,666
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	400,000	426,637
Costco Wholesale Corp., 1.6%, 4/20/30	400,000	403,930
Costco Wholesale Corp., 1.75%, 4/20/32	150,000	151,990
Discovery Communications LLC, 5%, 9/20/37	500,000	591,789
DISH DBS Corp., 6.75%, 6/1/21	150,000	152,812
eBay Inc., 1.9%, 3/11/25	325,000	335,378
Estee Lauder Cos. Inc./The, 2.6%, 4/15/30	200,000	217,593
Expedia Group Inc., 3.25%, 2/15/30	350,000	326,321
Kimberly-Clark Corp., 3.1%, 3/26/30	225,000	256,203
Lennar Corp., 4.75%, 4/1/21	500,000	506,040
Lowe’s Cos. Inc., 4.55%, 4/5/49	400,000	503,398
McDonald’s Corp., MTN, 2.125%, 3/1/30	250,000	256,334
McDonald’s Corp., MTN, 4.875%, 12/9/45	400,000	511,872
McDonald’s Corp., MTN, 4.2%, 4/1/50	150,000	181,865
NIKE Inc., 2.85%, 3/27/30	150,000	166,810
NIKE Inc., 3.375%, 3/27/50	600,000	693,560
QVC Inc., 4.75%, 2/15/27	225,000	217,575
Southwest Airlines Co., 5.25%, 5/4/25	350,000	369,477
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	850,000	920,715
		8,003,965
Consumer Staples - 2.2%
Ford Foundation/The, Series 2020, 2.415%, 6/1/50	400,000	409,949
General Mills Inc., 2.875%, 4/15/30	200,000	217,756
Hershey Co./The, 0.9%, 6/1/25	250,000	251,435
Hormel Foods Corp., 1.8%, 6/11/30	200,000	203,603
Keurig Dr Pepper Inc., 3.8%, 5/1/50	300,000	338,987
Mars Inc. (A), 3.875%, 4/1/39	350,000	421,262
Sysco Corp., 5.95%, 4/1/30	300,000	376,832
Upjohn Inc. (A), 2.7%, 6/22/30	400,000	410,517
		2,630,341
	Par Value	Value (Note 2)
Energy - 4.4%
Antero Resources Corp. (F), 5.625%, 6/1/23	$150,000	$96,000
BP Capital Markets PLC, (5 year CMT + 4.398%) (B) (E), 4.875%, 3/22/30	200,000	206,500
Energy Transfer Operating L.P., 5.25%, 4/15/29	300,000	328,724
EnLink Midstream Partners L.P., 5.45%, 6/1/47	550,000	340,890
Enterprise Products Operating LLC, 3.75%, 2/15/25	500,000	552,791
Helmerich & Payne Inc., 4.65%, 3/15/25	200,000	213,192
Kinder Morgan Inc., 5.55%, 6/1/45	550,000	671,383
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	307,851
MPLX L.P., 4.8%, 2/15/29	250,000	278,118
Occidental Petroleum Corp., 3.5%, 8/15/29	450,000	329,220
Occidental Petroleum Corp. (F), 4.4%, 8/15/49	200,000	138,000
ONEOK Inc., 5.85%, 1/15/26	100,000	114,136
Phillips 66, 2.15%, 12/15/30	500,000	485,353
Sabine Pass Liquefaction LLC (A), 4.5%, 5/15/30	250,000	277,551
Valero Energy Partners L.P., 4.5%, 3/15/28	850,000	975,491
		5,315,200
Financials - 14.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (E), 4.5%, 9/15/23	150,000	150,018
Affiliated Managers Group Inc., 4.25%, 2/15/24	500,000	542,933
Aflac Inc., 4.75%, 1/15/49	400,000	515,269
Air Lease Corp., 3.75%, 2/1/22	250,000	252,909
American Express Co., 2.5%, 8/1/22	150,000	155,346
American International Group Inc., 4.75%, 4/1/48	200,000	241,143
Bank of America Corp., MTN, 2.503%, 10/21/22	400,000	409,502
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	400,000	415,475
Bank of New York Mellon Corp/The, Series G, (5 year CMT + 4.358%) (B), 4.7%, 9/20/25	325,000	338,000
Capital One Financial Corp., 3.3%, 10/30/24	400,000	430,392
Cboe Global Markets Inc., 3.65%, 1/12/27	365,000	410,118
Citigroup Inc. (3M USD LIBOR + 1.192%) (B), 4.075%, 4/23/29	450,000	513,393
Credit Suisse Group AG, (SOFR + 2.044%) (A) (B) (E), 2.193%, 6/5/26	450,000	455,759
Discover Bank, 3.45%, 7/27/26	75,000	81,084
Discover Financial Services, Series D, (5 year CMT + 5.783%) (B), 6.125%, 6/23/25	650,000	666,705
Fifth Third Bancorp, 2.55%, 5/5/27	175,000	187,473
Goldman Sachs Group Inc./The (3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	400,000	431,072

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - continued

Financials - continued
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	$500,000	$549,880
Healthpeak Properties Inc., 3.25%, 7/15/26	250,000	273,216
Huntington Bancshares Inc., 2.55%, 2/4/30	250,000	258,433
Huntington National Bank/The, 3.55%, 10/6/23	250,000	273,090
Intercontinental Exchange Inc., 2.35%, 9/15/22	200,000	207,510
Intercontinental Exchange Inc., 3.75%, 9/21/28	200,000	233,667
JPMorgan Chase & Co., 3.125%, 1/23/25	900,000	980,899
JPMorgan Chase & Co., Series II, (SOFR + 2.745%) (B), 4%, 4/1/25	400,000	353,784
Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	166,000	180,178
Liberty Mutual Group Inc. (A), 4.569%, 2/1/29	400,000	468,533
Liberty Mutual Group Inc. (A), 3.95%, 5/15/60	150,000	157,776
M&T Bank Corp., 3.55%, 7/26/23	250,000	271,166
Markel Corp., (5 year CMT + 5.662%) (B), 6%, 6/1/25	500,000	508,750
Mitsubishi UFJ Financial Group Inc. (E), 3.195%, 7/18/29	400,000	437,416
Morgan Stanley, (SOFR + 1.990%) (B), 2.188%, 4/28/26	175,000	182,212
Morgan Stanley, 4.3%, 1/27/45	1,000,000	1,258,508
National Securities Clearing Corp. (A), 1.5%, 4/23/25	400,000	409,106
PNC Bank NA, 2.7%, 10/22/29	125,000	133,526
Regions Financial Corp., 3.2%, 2/8/21	350,000	354,168
Regions Financial Corp., 2.75%, 8/14/22	400,000	416,596
Regions Financial Corp., 2.25%, 5/18/25	500,000	523,625
Royal Bank of Canada, MTN (E), 1.15%, 6/10/25	500,000	500,859
State Street Corp. (SOFR + 1.490%) (B), 3.031%, 11/1/34	125,000	134,295
Synchrony Financial, 3.75%, 8/15/21	100,000	102,247
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	309,190
Truist Bank, 2.25%, 3/11/30	325,000	328,042
Truist Financial Corp., Series Q, (10 year CMT + 4.349%) (B), 5.1%, 3/1/30	250,000	258,150
Truist Financial Corp., MTN, 1.95%, 6/5/30	225,000	228,742
USAA Capital Corp. (A), 2.125%, 5/1/30	175,000	180,219
Wells Fargo & Co., (SOFR + 2.000%) (B), 2.188%, 4/30/26	350,000	361,889
Wells Fargo & Co., MTN, (SOFR + 2.100%) (B), 2.393%, 6/2/28	250,000	258,304
Western Union Co./The, 2.85%, 1/10/25	125,000	130,245
		17,420,812
	Par Value	Value (Note 2)
Health Care - 3.4%
AbbVie Inc. (A), 5%, 12/15/21	$250,000	$262,651
AbbVie Inc., 3.75%, 11/14/23	400,000	434,769
Anthem Inc., 2.375%, 1/15/25	300,000	318,404
Becton, Dickinson and Co., 2.894%, 6/6/22	500,000	517,789
Cigna Corp., 4.375%, 10/15/28	50,000	59,174
Cigna Corp., 4.9%, 12/15/48	200,000	263,623
CVS Health Corp., 5.125%, 7/20/45	750,000	966,374
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	250,000	250,289
Humana Inc., 2.5%, 12/15/20	400,000	403,606
Zoetis Inc., 3%, 9/12/27	300,000	331,024
Zoetis Inc., 3%, 5/15/50	250,000	257,522
		4,065,225
Industrials - 2.8%
Boeing Co./The, 5.805%, 5/1/50	350,000	413,345
Carlisle Cos. Inc., 3.5%, 12/1/24	200,000	216,418
Carrier Global Corp. (A), 3.577%, 4/5/50	150,000	147,647
DAE Funding LLC (A), 5.25%, 11/15/21	200,000	196,000
FedEx Corp., 3.8%, 5/15/25	300,000	333,483
Masco Corp., 4.375%, 4/1/26	150,000	$171,232
Otis Worldwide Corp. (A), 2.565%, 2/15/30	300,000	315,199
TransDigm Inc. (A), 6.25%, 3/15/26	200,000	199,504
Vulcan Materials Co., 3.5%, 6/1/30	500,000	544,664
WRKCo Inc., 3.9%, 6/1/28	450,000	499,119
Xylem Inc., 2.25%, 1/30/31	350,000	352,201
		3,388,812
Information Technology - 3.6%
Broadcom Inc. (A), 4.15%, 11/15/30	250,000	271,670
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	500,000	502,779
Citrix Systems Inc., 4.5%, 12/1/27	105,000	120,471
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	250,000	333,447
Intuit Inc., 1.65%, 7/15/30	250,000	249,251
Lam Research Corp., 1.9%, 6/15/30	350,000	357,753
Marvell Technology Group Ltd. (E), 4.2%, 6/22/23	400,000	429,821
Micron Technology Inc., 2.497%, 4/24/23	250,000	259,816
NXP BV / NXP Funding LLC / NXP USA Inc. (A), 3.15%, 5/1/27	200,000	212,016
Oracle Corp., 4%, 7/15/46	750,000	886,217
PayPal Holdings Inc., 2.4%, 10/1/24	450,000	477,613
Salesforce.com Inc., 3.7%, 4/11/28	250,000	291,839
		4,392,693

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - continued

Materials - 0.4%
DuPont de Nemours Inc., 4.725%, 11/15/28	$300,000	$360,888
EI du Pont de Nemours and Co., 1.7%, 7/15/25	150,000	154,869
		515,757
Real Estate - 0.2%
Store Capital Corp., 4.5%, 3/15/28	200,000	203,751
Utilities - 1.1%
Dominion Energy Gas Holdings LLC, Series B, 3%, 11/15/29	150,000	160,655
Duke Energy Corp., 3.75%, 9/1/46	650,000	736,209
Florida Power and Light Co., 2.85%, 4/1/25	225,000	246,547
Interstate Power and Light Co., 3.5%, 9/30/49	225,000	244,310
		1,387,721
Total Corporate Notes and Bonds (Cost $46,060,875)		49,915,630

LONG TERM MUNICIPAL BONDS - 2.2%

Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,245,200
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	501,270
Washington County Hillsboro School District #1J, General Obligation, 4.355%, 6/30/34	800,000	882,608
Total Long Term Municipal Bonds (Cost $2,578,395)		2,629,078

MORTGAGE BACKED SECURITIES - 23.8%

Fannie Mae - 15.0%
3%, 9/1/30 Pool # 890696	798,952	849,110
3%, 12/1/30 Pool # AL8924	336,482	357,064
7%, 11/1/31 Pool # 607515	19,386	22,452
3.5%, 12/1/31 Pool # MA0919	91,498	96,227
6.5%, 3/1/32 Pool # 631377	24,428	27,174
7%, 5/1/32 Pool # 644591	5,944	6,192
6.5%, 6/1/32 Pool # 545691	197,240	223,775
3.5%, 8/1/32 Pool # MA3098	134,095	141,345
5.5%, 11/1/33 Pool # 555880	246,222	281,947
7%, 7/1/34 Pool # 792636	34,254	35,738
2.5%, 10/1/34 Pool # MA3797	212,477	222,609
4%, 2/1/35 Pool # MA2177	942,785	1,014,351
5%, 8/1/35 Pool # 829670	314,313	360,010
5%, 9/1/35 Pool # 820347	421,825	483,954
5%, 9/1/35 Pool # 835699	324,611	366,381
3.5%, 12/1/35 Pool # MA2473	655,060	700,777
5%, 12/1/35 Pool # 850561	104,519	119,802
4%, 6/1/36 Pool # AL8618	265,731	286,049

	Par Value	Value (Note 2)
5.5%, 10/1/36 Pool # 901723	$222,665	$255,102
6.5%, 10/1/36 Pool # 894118	253,115	294,682
6%, 11/1/36 Pool # 902510	310,522	363,302
6%, 10/1/37 Pool # 947563	333,182	390,733
6.5%, 8/1/38 Pool # 987711	519,038	645,126
3%, 11/1/39 Pool # MA3831	219,458	231,292
4%, 1/1/41 Pool # AB2080	1,039,373	1,141,279
4.5%, 7/1/41 Pool # AB3274	402,829	448,463
5.5%, 7/1/41 Pool # AL6588	777,238	893,170
4%, 9/1/41 Pool # AJ1406	640,538	700,242
3.5%, 6/1/42 Pool # AO4136	1,132,818	1,225,994
4%, 6/1/42 Pool # MA1087	278,395	305,695
3.5%, 8/1/42 Pool # AP2133	515,307	557,431
3.5%, 9/1/42 Pool # AB6228	961,519	1,040,447
4%, 10/1/42 Pool # AP7363	661,583	724,330
3.5%, 3/1/43 Pool # AT0310	531,925	575,832
4%, 1/1/45 Pool # AS4257	145,030	158,064
4.5%, 2/1/45 Pool # MA2193	609,880	666,769
3.5%, 11/1/45 Pool # BA4907	449,756	481,624
3.5%, 12/1/45 Pool # AS6309	187,914	199,810
4.5%, 10/1/46 Pool # MA2783	70,149	76,224
4%, 12/1/46 Pool # BD2379	310,054	332,776
3%, 1/1/47 Pool # BE0108	367,788	397,529
4%, 7/1/48 Pool # MA3415	523,738	554,652
		18,255,525
Freddie Mac - 8.7%
4.5%, 2/1/25 Pool # J11722	87,537	93,379
4.5%, 5/1/25 Pool # J12247	164,082	174,852
8%, 6/1/30 Pool # C01005	8,867	10,643
7%, 3/1/31 Pool # C48129	41,793	42,519
2.5%, 2/1/32 Pool # ZS8641	221,368	232,336
2.5%, 10/1/34 Pool # SB8010	509,074	533,348
5.5%, 11/1/34 Pool # A28282	466,588	526,360
5.5%, 1/1/37 Pool # G04593	146,587	168,345
4%, 10/1/41 Pool # Q04092	470,527	516,447
3%, 9/1/42 Pool # C04233	1,185,382	1,269,266
3%, 4/1/43 Pool # V80025	1,458,230	1,563,196
3%, 4/1/43 Pool # V80026	1,429,545	1,532,395
3.5%, 8/1/44 Pool # Q27927	466,228	506,467
3%, 7/1/45 Pool # G08653	697,701	741,516
3.5%, 8/1/45 Pool # Q35614	792,986	853,120
3%, 10/1/46 Pool # G60722	785,317	839,691
4%, 3/1/47 Pool # Q46801	522,418	557,286
3.5%, 12/1/47 Pool # Q52955	383,311	406,290
		10,567,456

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
MORTGAGE BACKED SECURITIES - continued

Ginnie Mae - 0.1%
6.5%, 2/20/29 Pool # 2714	$35,268	$41,068
6.5%, 4/20/31 Pool # 3068	25,612	30,227
		71,295
Total Mortgage Backed Securities (Cost $27,358,849)		28,894,276
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.3%

U.S. Treasury Bonds - 11.3%
6.625%, 2/15/27	2,000,000	2,807,656
4.500%, 5/15/38	2,000,000	3,155,234
3.750%, 8/15/41	1,000,000	1,473,359
3.000%, 5/15/45	1,250,000	1,678,320
2.500%, 5/15/46	1,000,000	1,240,274
3.000%, 5/15/47	1,000,000	1,363,047
3.375%, 11/15/48	750,000	1,102,090
2.000%, 2/15/50	800,000	916,188
		13,736,168
U.S. Treasury Notes - 10.0%
0.125%, 10/15/24	499,770	523,418
2.000%, 11/15/21	1,000,000	1,025,000
2.500%, 8/15/23	1,350,000	1,447,400
2.750%, 11/15/23	2,000,000	2,171,406
2.125%, 3/31/24	1,000,000	1,071,406
2.250%, 11/15/25	750,000	826,260
1.500%, 8/15/26	975,000	1,038,870
2.375%, 5/15/27	750,000	846,504
2.875%, 5/15/28	1,250,000	1,475,195
2.625%, 2/15/29	750,000	878,848
1.500%, 2/15/30	495,000	535,103
0.625%, 5/15/30	250,000	249,307
		12,088,717
Total U.S. Government and Agency Obligations (Cost $21,355,787)		25,824,885

	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS - 2.3%

State Street Institutional U.S. Government Money Market Fund, 0.12%, Premier Class (G)	2,608,625	$2,608,625
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13% (G) (H)	236,548	236,548
Total Short-Term Investments (Cost $2,845,173)		2,845,173
TOTAL INVESTMENTS - 99.6% (Cost $110,881,101**)		120,847,401
NET OTHER ASSETS AND LIABILITIES - 0.4%		454,604
TOTAL NET ASSETS - 100.0%		$121,302,005

**	Aggregate cost for Federal tax purposes was $110,881,101.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Floating rate or variable rate note. Rate shown is as of June 30, 2020.
(C)	Stepped rate security. Rate shown is as of June 30, 2020.

(D)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 2.3% of total net assets.
(F)	All or a portion of these securities, with an aggregate fair value of $233,220, are on loan as part of a securities lending program. See footnote (H) and Note 8 for details on the securities lending program.
(G)	7-day yield.
(H)	Represents investments of cash collateral received in connection with securities lending.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
FREMF	Freddie Mac Multifamily.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
MTN	Medium Term Note.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - 91.3%

Communication Services - 8.0%
CenturyLink Inc., 6.45%, 6/15/21	$205,000	$209,653
Diamond Sports Group LLC / Diamond Sports Finance Co. (A), 5.375%, 8/15/26	225,000	162,844
GrubHub Holdings Inc. (A), 5.5%, 7/1/27	200,000	204,750
Hughes Satellite Systems Corp., 5.25%, 8/1/26	225,000	232,695
Nexstar Broadcasting Inc. (A), 5.625%, 8/1/24	200,000	201,500
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	46,875	47,446
Telesat Canada / Telesat LLC (A) (B), 6.5%, 10/15/27	125,000	122,540
ViaSat Inc. (A), 6.5%, 7/15/28	225,000	225,047
		1,406,475
Consumer Discretionary - 19.3%
Avon International Operations Inc. (A), 7.875%, 8/15/22	250,000	250,375
Central Garden & Pet Co., 6.125%, 11/15/23	250,000	255,000
Diamond Resorts International Inc. (A), 7.75%, 9/1/23	250,000	239,375
DISH DBS Corp., 6.75%, 6/1/21	300,000	305,625
Ford Motor Co., 9%, 4/22/25	400,000	432,880
IRB Holding Corp. (A), 6.75%, 2/15/26	250,000	238,750
Live Nation Entertainment Inc. (A), 6.5%, 5/15/27	125,000	128,750
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	501,250
Penske Automotive Group Inc., 5.75%, 10/1/22	275,000	275,000
Scientific Games International Inc. (A), 5%, 10/15/25	275,000	253,896
Service Corp. International/US, 5.375%, 5/15/24	300,000	305,625
Vail Resorts Inc. (A), 6.25%, 5/15/25	200,000	209,250
		3,395,776
Consumer Staples - 7.4%
Brink’s Co./The (A), 5.5%, 7/15/25	125,000	127,316
Edgewell Personal Care Co. (A), 5.5%, 6/1/28	125,000	128,438
Lamb Weston Holdings Inc. (A), 4.875%, 5/15/28	125,000	132,439
NCL Corp. Ltd. (A) (B), 12.25%, 5/15/24	100,000	104,595
Pilgrim’s Pride Corp. (A), 5.75%, 3/15/25	350,000	348,978
Royal Caribbean Cruises Ltd. (A) (B), 9.125%, 6/15/23	150,000	148,686
Simmons Foods Inc. (A), 5.75%, 11/1/24	325,000	308,750
		1,299,202

	Par Value	Value (Note 2)
Energy - 11.0%
American Midstream Partners L.P. / American Midstream Finance Corp. (A), 9.5%, 12/15/21	$375,000	$341,250
Berry Petroleum Co. LLC (A), 7%, 2/15/26	125,000	101,250
Buckeye Partners L.P. (A), 4.125%, 3/1/25	125,000	119,909
Callon Petroleum Co., 6.25%, 4/15/23	375,000	142,039
Energizer Holdings Inc. (A), 4.75%, 6/15/28	150,000	147,145
EnerSys (A), 4.375%, 12/15/27	125,000	123,750
Indigo Natural Resources LLC (A), 6.875%, 2/15/26	100,000	93,000
Jonah Energy LLC / Jonah Energy Finance Corp. (A), 7.25%, 10/15/25	125,000	$15,312
Murphy Oil USA Inc., 5.625%, 5/1/27	400,000	413,000
Occidental Petroleum Corp., 2.7%, 2/15/23	200,000	182,250
Sunoco L.P. / Sunoco Finance Corp., 4.875%, 1/15/23	250,000	246,250
		1,925,155
Financials - 9.8%
Credit Acceptance Corp. (A), 5.125%, 12/31/24	175,000	168,997
Diversified Healthcare Trust, 9.75%, 6/15/25	150,000	161,063
Equinix Inc., 5.875%, 1/15/26	400,000	420,960
Jefferies Finance LLC / JFIN Co-Issuer Corp. (A), 7.25%, 8/15/24	250,000	220,000
MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	400,000	411,000
Quicken Loans LLC (A), 5.75%, 5/1/25	200,000	204,458
SBA Communications Corp. (A), 3.875%, 2/15/27	125,000	124,531
		1,711,009
Health Care - 5.0%
HCA Inc., 5.875%, 2/15/26	250,000	274,062
LifePoint Health Inc. (A), 6.75%, 4/15/25	125,000	129,063
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (A) (B), 10%, 4/15/25	425,000	253,938
MEDNAX Inc. (A), 5.25%, 12/1/23	225,000	223,875
		880,938
Industrials - 18.8%
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A) (C), 5.25%, 3/15/25	250,000	200,000
Covanta Holding Corp., 5.875%, 3/1/24	500,000	504,375
DAE Funding LLC (A), 5%, 8/1/24	250,000	234,375
DAE Funding LLC (A), 5.25%, 11/15/21	250,000	245,000
Delta Air Lines Inc., 7.375%, 1/15/26	200,000	193,480
Gartner Inc. (A), 5.125%, 4/1/25	250,000	256,012
Mueller Industries Inc., 6%, 3/1/27	250,000	244,375
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	265,000	264,062

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

High Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - continued

Industrials - 18.8%
Spirit AeroSystems Inc. (A), 7.5%, 4/15/25	$250,000	$246,563
Standard Industries Inc. (A), 4.375%, 7/15/30	150,000	149,625
Tennant Co., 5.625%, 5/1/25	275,000	277,750
TransDigm Inc. (A), 6.25%, 3/15/26	275,000	274,318
Waste Pro USA Inc. (A), 5.5%, 2/15/26	225,000	214,760
		3,304,695
Information Technology - 5.3%
Alliance Data Systems Corp. (A), 4.75%, 12/15/24	500,000	450,000
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	275,000	270,900
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	203,500
		924,400
Materials - 3.3%
Berry Global Inc., 5.125%, 7/15/23	250,000	251,562
Sealed Air Corp. (A), 5.125%, 12/1/24	300,000	$320,250
		571,812
Real Estate - 1.4%
Iron Mountain Inc. (A), 4.875%, 9/15/27	250,000	243,548
Utilities - 2.0%
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.875%, 8/20/26	100,000	105,500
Calpine Corp., 5.5%, 2/1/24	250,000	249,375
		354,875
Total Corporate Notes and Bonds (Cost $16,742,033)		16,017,885
EXCHANGE TRADED FUNDS - 2.7%
Bond Funds - 2.7%
iShares iBoxx High Yield Corporate Bond ETF	5,900	481,558
Total Exchange Traded Funds (Cost $508,729)		481,558

	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS - 6.8%

State Street Institutional U.S. Government Money Market Fund, 0.12%, Premier Class (D)	987,411	$987,411
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13% (D) (E)	202,738	202,738
Total Short-Term Investments (Cost $1,190,149)		1,190,149
TOTAL INVESTMENTS - 100.8% (Cost $18,440,911**)		17,689,592
NET OTHER ASSETS AND LIABILITIES - (0.8%)		(136,483)
TOTAL NET ASSETS - 100.0%		$17,553,109

**	Aggregate cost for Federal tax purposes was $18,440,911.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 3.6% of total net assets.
(C)	All or a portion of these securities, with an aggregate fair value of $199,751, are on loan as part of a securities lending program. See footnote (E) and Note 8 for details on the securities lending program.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 66.9%

Communication Services - 5.3%
Comcast Corp., Class A	135,000	$5,262,300
Verizon Communications Inc.	107,000	5,898,910
		11,161,210
Consumer Discretionary - 6.7%
Home Depot Inc./The	25,000	6,262,750
Lowe’s Cos. Inc.	16,300	2,202,456
McDonald’s Corp.	22,500	4,150,575
Starbucks Corp.	21,000	1,545,390
		14,161,171
Consumer Staples - 7.6%
Coca-Cola Co./The	29,500	1,318,060
Colgate-Palmolive Co.	25,000	1,831,500
Hershey Co./The	12,500	1,620,250
Nestle S.A., ADR	30,500	3,368,420
PepsiCo Inc.	34,000	4,496,840
Procter & Gamble Co./The	28,500	3,407,745
		16,042,815
Financials - 9.0%
BlackRock Inc.	9,000	4,896,810
CME Group Inc.	12,000	1,950,480
JPMorgan Chase & Co.	36,500	3,433,190
Northern Trust Corp.	42,933	3,406,304
Travelers Cos. Inc./The	28,500	3,250,425
US Bancorp	54,500	2,006,690
		18,943,899
Health Care - 11.7%
Amgen Inc.	12,500	2,948,250
Bristol-Myers Squibb Co.	84,500	4,968,600
Gilead Sciences Inc.	16,000	1,231,040
Johnson & Johnson	41,000	5,765,830
Medtronic PLC	24,500	2,246,650
Merck & Co. Inc.	47,500	3,673,175
Novartis AG, ADR	17,000	1,484,780
Pfizer Inc.	71,000	2,321,700
		24,640,025
Industrials - 9.3%
3M Co.	23,200	3,618,968
Caterpillar Inc.	32,000	4,048,000
Emerson Electric Co.	41,094	2,549,061
Fastenal Co.	121,000	5,183,640
General Dynamics Corp.	10,500	1,569,330
Union Pacific Corp.	15,500	2,620,585
		19,589,584

	Shares	Value (Note 2)
Information Technology - 11.3%
Accenture PLC, Class A	11,200	$2,404,864
Analog Devices Inc.	31,000	3,801,840
Automatic Data Processing Inc.	11,700	1,742,013
Cisco Systems Inc.	127,000	5,923,280
Paychex Inc.	36,500	2,764,875
TE Connectivity Ltd.	40,000	3,262,000
Texas Instruments Inc.	31,500	3,999,555
		23,898,427
Materials - 2.2%
Linde PLC	22,200	4,708,842
Utilities - 3.8%
Dominion Energy Inc.	49,500	4,018,410
NextEra Energy Inc.	16,200	3,890,754
		7,909,164
Total Common Stocks (Cost $102,074,443)		141,055,137

	Par Value
ASSET BACKED SECURITIES - 1.4%

BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 0.505%, 5/15/23	$150,000	149,215
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 6/15/23	197,831	202,108
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	104,652
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	81,069	81,628
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	179,916	183,857
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	85,156	86,737
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	130,000	137,079
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	300,000	304,271
Enterprise Fleet Financing LLC, Series 2017-3, Class A2 (A), 2.13%, 5/22/23	24,764	24,833
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	500,000	507,362
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	230,000	232,875
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class A2 (A), 1.76%, 6/15/22	200,000	201,686

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
ASSET BACKED SECURITIES - 1.4%

Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	$390,000	$398,588
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	150,000	151,334
Wheels SPV LLC, Series 2019-1A, Class A2 (A), 2.3%, 5/22/28	174,206	175,788
Total Asset Backed Securities (Cost $2,893,311)		2,942,013

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%

Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	275,094	297,274
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	388,504	427,949
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	306,920	361,421
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	151,663	152,902
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	261,941	270,720
Freddie Mac REMICS, Series 4037, Class B, 3%, 4/15/27	450,000	477,848
JPMorgan Mortgage Trust, Series 2019-3, Class A4 (A) (B) (C), 4%, 9/25/49	65,671	66,054
JPMorgan Mortgage Trust, Series 2019-5, Class A4 (A) (B) (C), 4%, 11/25/49	87,573	88,440
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.5%, 2/25/50	228,261	233,326
OBX Trust, Series 2019-INV1, Class A8 (A) (B) (C), 4%, 11/25/48	106,523	107,139
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (B) (C), 3%, 11/25/45	328,109	337,895
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	114,163	117,485
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	230,803	239,401
Total Collateralized Mortgage Obligations (Cost $3,106,026)		3,177,854

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%

FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	200,000	$216,315

	Par Value	Value (Note 2)
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	$300,000	$340,554
FREMF Mortgage Trust, Series 2011-K12, Class B (A) (B) (C), 4.487%, 1/25/46	250,000	252,597
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.681%, 11/25/47	300,000	309,241
Total Commercial Mortgage-Backed Securities (Cost $1,052,496)		1,118,707

CORPORATE NOTES AND BONDS - 12.0%

Communication Services - 0.7%
AT&T Inc., 4.75%, 5/15/46	500,000	599,420
Comcast Corp., 4.15%, 10/15/28	275,000	329,664
Verizon Communications Inc., 4.329%, 9/21/28	309,000	371,888
Walt Disney Co./The, 3.8%, 3/22/30	150,000	175,431
		1,476,403
Consumer Discretionary - 1.4%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	300,000	319,978
Costco Wholesale Corp., 1.6%, 4/20/30	300,000	302,948
Discovery Communications LLC, 5%, 9/20/37	300,000	355,073
DISH DBS Corp., 6.75%, 6/1/21	150,000	152,812
eBay Inc., 1.9%, 3/11/25	50,000	51,597
Expedia Group Inc., 3.25%, 2/15/30	250,000	233,086
Kimberly-Clark Corp., 3.1%, 3/26/30	125,000	142,335
Lennar Corp., 4.75%, 4/1/21	350,000	354,228
Lowe’s Cos. Inc., 4.55%, 4/5/49	200,000	251,699
McDonald’s Corp., MTN, 2.125%, 3/1/30	100,000	102,533
NIKE Inc., 3.375%, 3/27/50	200,000	231,187
Southwest Airlines Co., 5.25%, 5/4/25	75,000	79,174
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	350,000	379,118
		2,955,768
Consumer Staples - 0.5%
Ford Foundation/The, Series 2020, 2.415%, 6/1/50	200,000	204,974
Hershey Co./The, 0.9%, 6/1/25	75,000	75,431
Hormel Foods Corp., 1.8%, 6/11/30	75,000	76,351
Keurig Dr Pepper Inc., 3.8%, 5/1/50	100,000	112,996
Mars Inc. (A), 3.875%, 4/1/39	150,000	180,541
Sysco Corp., 5.95%, 4/1/30	125,000	157,013
Upjohn Inc. (A), 2.7%, 6/22/30	200,000	205,258
		1,012,564

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - continued

Energy - 2.0%
Antero Resources Corp. (D), 5.625%, 6/1/23	$100,000	$64,000
Energy Transfer Operating L.P., 5.25%, 4/15/29	100,000	109,575
Enterprise Products Operating LLC, 3.75%, 2/15/25	250,000	276,395
Exxon Mobil Corp., 4.114%, 3/1/46	500,000	601,579
Kinder Morgan Inc., 5.55%, 6/1/45	250,000	305,174
Marathon Petroleum Corp., 4.7%, 5/1/25	125,000	139,932
MPLX L.P., 4.8%, 2/15/29	150,000	166,871
Occidental Petroleum Corp., 3.5%, 8/15/29	200,000	146,320
Phillips 66, 2.15%, 12/15/30	250,000	242,676
Phillips 66, 4.65%, 11/15/34	500,000	591,524
Sabine Pass Liquefaction LLC (A), 4.5%, 5/15/30	100,000	111,021
Schlumberger Holdings Corp. (A), 4%, 12/21/25	26,000	28,572
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	390,000	420,893
Valero Energy Corp., 6.625%, 6/15/37	500,000	664,911
Valero Energy Partners L.P., 4.5%, 3/15/28	350,000	401,673
		4,271,116

Financials - 4.1%
American Express Co., 2.5%, 8/1/22	150,000	155,346
Bank of America Corp., MTN, 2.503%, 10/21/22	400,000	409,502
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	250,000	259,672
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (B), 3.093%, 10/1/25	200,000	216,369
Bank of New York Mellon Corp/The, Series G, (5 year CMT + 4.358%) (B), 4.7%, 9/20/25	125,000	130,000
Capital One Financial Corp., 3.3%, 10/30/24	400,000	430,393
Cboe Global Markets Inc., 3.65%, 1/12/27	300,000	337,083
Credit Suisse Group AG, (SOFR + 2.044%) (A) (B) (E), 2.193%, 6/5/26	350,000	354,479
Discover Financial Services, Series D, (5 year CMT + 5.783%) (B), 6.125%, 6/23/25	350,000	358,995
Fifth Third Bancorp, 2.55%, 5/5/27	125,000	133,910
Goldman Sachs Group Inc./The, (3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	750,000	808,259
Healthpeak Properties Inc., 3.25%, 7/15/26	200,000	218,573
Huntington Bancshares Inc., 2.55%, 2/4/30	150,000	155,060

	Par Value	Value (Note 2)
JPMorgan Chase & Co., 2.972%, 1/15/23	$500,000	$517,734
JPMorgan Chase & Co., Series II, (SOFR + 2.745%) (B), 4%, 4/1/25	350,000	309,561
JPMorgan Chase & Co., 2.95%, 10/1/26	200,000	219,661
Liberty Mutual Group Inc. (A), 3.95%, 5/15/60	50,000	52,592
Markel Corp., (5 year CMT + 5.662%) (B), 6%, 6/1/25	250,000	254,375
Mitsubishi UFJ Financial Group Inc. (E), 3.195%, 7/18/29	300,000	328,062
Morgan Stanley, MTN, 3.875%, 1/27/26	200,000	226,241
Morgan Stanley, 4.3%, 1/27/45	500,000	629,254
Regions Financial Corp., 3.2%, 2/8/21	200,000	202,382
Regions Financial Corp., 2.75%, 8/14/22	250,000	260,372
Regions Financial Corp., 2.25%, 5/18/25	125,000	130,906
Royal Bank of Canada, MTN (E), 1.15%, 6/10/25	250,000	250,429
Synchrony Financial, 3.75%, 8/15/21	50,000	51,124
Synchrony Financial, 3.7%, 8/4/26	250,000	258,760
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	100,000	103,063
Truist Bank, 2.25%, 3/11/30	50,000	50,468
Truist Financial Corp., Series Q, (10 year CMT + 4.349%) (B), 5.1%, 3/1/30	150,000	154,890
Truist Financial Corp., MTN, 1.95%, 6/5/30	50,000	50,832
Wells Fargo & Co., (SOFR + 2.000%) (B), 2.188%, 4/30/26	150,000	155,095
Wells Fargo & Co., MTN, (SOFR + 2.100%) (B), 2.393%, 6/2/28	175,000	180,812
Western Union Co./The, 2.85%, 1/10/25	200,000	208,392
		8,562,646

Health Care - 1.0%
AbbVie Inc., 3.75%, 11/14/23	225,000	244,558
Anthem Inc., 2.375%, 1/15/25	200,000	212,269
Cigna Corp., 4.375%, 10/15/28	50,000	59,174
Cigna Corp., 4.9%, 12/15/48	100,000	131,811
CVS Health Corp., 5.125%, 7/20/45	400,000	515,400
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	75,000	75,087
Humana Inc., 2.5%, 12/15/20	300,000	302,705
UnitedHealth Group Inc., 3.7%, 8/15/49	150,000	177,460
Zoetis Inc., 3%, 9/12/27	225,000	248,268
Zoetis Inc., 3%, 5/15/50	175,000	180,265
		2,146,997

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - continued

Industrials - 0.6%
Boeing Co./The, 5.805%, 5/1/50	$ 75,000	$88,574
DAE Funding LLC (A), 5.25%, 11/15/21	100,000	98,000
FedEx Corp., 3.8%, 5/15/25	125,000	138,951
Masco Corp., 4.375%, 4/1/26	75,000	85,616
TransDigm Inc. (A), 6.25%, 3/15/26	100,000	99,752
Vulcan Materials Co., 3.5%, 6/1/30	325,000	354,032
WRKCo Inc., 3.9%, 6/1/28	175,000	194,102
WRKCo Inc., 3%, 6/15/33	100,000	104,158
Xylem Inc., 2.25%, 1/30/31	100,000	100,629
		1,263,814

Information Technology - 1.2%
Broadcom Inc. (A), 4.15%, 11/15/30	100,000	108,668
Broadridge Financial Solutions Inc., 2.9%, 12/1/29	300,000	320,671
Citrix Systems Inc., 4.5%, 12/1/27	85,000	97,524
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	175,000	233,413
Intel Corp., 3.734%, 12/8/47	435,000	516,130
Intuit Inc., 1.65%, 7/15/30	100,000	99,701
Lam Research Corp., 1.9%, 6/15/30	75,000	76,661
Micron Technology Inc., 2.497%, 4/24/23	175,000	181,871
Oracle Corp., 4%, 7/15/46	300,000	354,487
PayPal Holdings Inc., 2.4%, 10/1/24	350,000	371,476
Thomson Reuters Corp. (E), 4.3%, 11/23/23	200,000	220,116
		2,580,718

Materials - 0.2%
DuPont de Nemours Inc., 4.725%, 11/15/28	295,000	354,874
EI du Pont de Nemours and Co., 1.7%, 7/15/25	50,000	51,623
		406,497

Real Estate - 0.2%
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	100,000	103,610
Store Capital Corp., 4.5%, 3/15/28	200,000	203,751
		307,361

Utilities - 0.1%
Florida Power and Light Co., 2.85%, 4/1/25	125,000	136,971
Interstate Power and Light Co., 3.5%, 9/30/49	150,000	162,873
		299,844
Total Corporate Notes and Bonds (Cost $23,080,400)		25,283,728

	Par Value	Value (Note 2)
LONG TERM MUNICIPAL BONDS - 0.9%

Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	$1,000,000	$1,245,200
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	501,270
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	70,000	70,272
Total Long Term Municipal Bonds (Cost $1,820,297)		1,816,742

MORTGAGE BACKED SECURITIES - 7.6%

Fannie Mae - 4.9%
3%, 9/1/30 Pool # 890696	378,451	402,210
3%, 12/1/30 Pool # AL8924	269,186	285,651
7%, 11/1/31 Pool # 607515	19,386	22,452
3.5%, 12/1/31 Pool # MA0919	114,373	120,284
7%, 5/1/32 Pool # 644591	3,268	3,404
3.5%, 8/1/32 Pool # MA3098	134,095	141,345
5.5%, 10/1/33 Pool # 254904	100,404	115,122
5.5%, 11/1/33 Pool # 555880	246,222	281,947
5%, 5/1/34 Pool # 780890	320,085	367,611
7%, 7/1/34 Pool # 792636	16,395	17,106
4%, 2/1/35 Pool # MA2177	453,262	487,669
5%, 9/1/35 Pool # 820347	172,402	197,795
5%, 9/1/35 Pool # 835699	135,878	153,363
5%, 12/1/35 Pool # 850561	43,723	50,116
5.5%, 9/1/36 Pool # 831820	225,270	260,472
5.5%, 10/1/36 Pool # 901723	83,499	95,663
5.5%, 12/1/36 Pool # 903059	158,769	178,182
4%, 1/1/41 Pool # AB2080	461,944	507,235
4.5%, 7/1/41 Pool # AB3274	126,979	141,363
5.5%, 7/1/41 Pool # AL6588	448,407	515,290
4%, 9/1/41 Pool # AJ1406	284,684	311,219
4%, 10/1/41 Pool # AJ4046	408,890	451,440
3.5%, 6/1/42 Pool # AO4136	424,807	459,748
3.5%, 6/1/42 Pool # AO4134	341,913	371,734
3.5%, 8/1/42 Pool # AP2133	429,422	464,526
4%, 10/1/42 Pool # AP7363	348,202	381,226
3%, 2/1/43 Pool # AL3072	555,458	603,009
3%, 2/1/43 Pool # AB8486	755,051	809,068
3.5%, 3/1/43 Pool # AT0310	338,498	366,438
4%, 1/1/45 Pool # AS4257	104,744	114,157
4.5%, 2/1/45 Pool # MA2193	344,407	376,533
3.5%, 4/1/45 Pool # MA2229	322,589	345,547
3.5%, 11/1/45 Pool # BA4907	449,756	481,624
3.5%, 12/1/45 Pool # AS6309	70,468	74,929
4%, 7/1/48 Pool # MA3415	$392,804	415,989
		10,371,467

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
MORTGAGE BACKED SECURITIES - continued

Freddie Mac - 2.7%
4.5%, 2/1/25 Pool # J11722	$52,522	$56,027
4.5%, 5/1/25 Pool # J12247	46,148	49,177
8%, 6/1/30 Pool # C01005	7,094	8,515
6.5%, 1/1/32 Pool # C62333	62,368	71,270
2.5%, 10/1/34 Pool # SB8010	636,342	666,685
3.5%, 11/1/40 Pool # G06168	210,054	227,108
4.5%, 9/1/41 Pool # Q03516	352,636	392,652
4%, 10/1/41 Pool # Q04092	470,527	516,447
3%, 9/1/42 Pool # C04233	379,322	406,165
3%, 4/1/43 Pool # V80025	583,292	625,279
3%, 4/1/43 Pool # V80026	571,818	612,958
3%, 7/1/45 Pool # G08653	418,621	444,909
3.5%, 8/1/45 Pool # Q35614	528,657	568,747
3%, 10/1/46 Pool # G60722	434,431	464,510
4%, 3/1/47 Pool # Q46801	417,934	445,829
		5,556,278

Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	21,092	24,893
Total Mortgage Backed Securities (Cost $15,148,683)		$15,952,638

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.3%

U.S. Treasury Bonds - 3.3%
6.625%, 2/15/27	1,100,000	1,544,211
3.000%, 5/15/42	750,000	998,525
2.500%, 2/15/45	750,000	925,137
2.500%, 5/15/46	500,000	620,137
2.250%, 8/15/46	500,000	593,027
3.000%, 5/15/47	400,000	545,219
3.000%, 2/15/48	500,000	684,473
3.375%, 11/15/48	250,000	367,363
2.000%, 2/15/50	600,000	687,140
		6,965,232

U.S. Treasury Notes - 3.0%
0.125%, 10/15/24	499,770	523,418
1.750%, 5/15/22	1,000,000	1,029,531
2.500%, 8/15/23	1,000,000	1,072,148
1.500%, 8/15/26	90,000	95,896
2.375%, 5/15/27	1,000,000	1,128,672
2.875%, 5/15/28	1,000,000	1,180,156
2.625%, 2/15/29	750,000	878,848
1.500%, 2/15/30	285,000	308,090
0.625%, 5/15/30	110,000	109,695
		6,326,454
Total U.S. Government and Agency Obligations (Cost $11,242,950)		13,291,686

	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS - 2.8%

State Street Institutional U.S. Government Money Market Fund, 0.12%, Premier Class (F)	5,817,891	$5,817,891
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13% (F) (G)	64,925	64,925
Total Short-Term Investments (Cost $5,882,816)		5,882,816
TOTAL INVESTMENTS - 99.9% (Cost $166,301,422**)		210,521,321
NET OTHER ASSETS AND LIABILITIES - 0.1%		294,781
TOTAL NET ASSETS - 100.0%		$210,816,102

**	Aggregate cost for Federal tax purposes was $166,301,422.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Floating rate or variable rate note. Rate shown is as of June 30, 2020.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	All or a portion of these securities, with an aggregate fair value of $63,164, are on loan as part of a securities lending program. See footnote (G) and Note 8 for details on the securities lending program.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.5% of total net assets.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
CMT	Constant Maturity Treasury.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
FREMF	Freddie Mac Multifamily.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
MTN	Medium Term Note.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 97.3%

Communication Services - 6.1%
Comcast Corp., Class A	154,000	$6,002,920
Verizon Communications Inc.	119,500	6,588,035
		12,590,955

Consumer Discretionary - 8.8%
Home Depot Inc./The	34,300	8,592,493
Lowe’s Cos. Inc.	22,800	3,080,736
McDonald’s Corp.	23,000	4,242,810
Starbucks Corp.	28,000	2,060,520
		17,976,559

Consumer Staples - 7.9%
Coca-Cola Co./The	43,000	1,921,240
Colgate-Palmolive Co.	37,000	2,710,620
Hershey Co./The	14,000	1,814,680
Nestle S.A., ADR	18,500	2,043,140
PepsiCo Inc.	43,000	5,687,180
Procter & Gamble Co./The	17,500	2,092,475
		16,269,335

Financials - 14.2%
BlackRock Inc.	13,000	7,073,170
CME Group Inc.	16,000	2,600,640
JPMorgan Chase & Co.	72,500	6,819,350
Northern Trust Corp.	57,000	4,522,380
Travelers Cos. Inc./The	40,500	4,619,025
US Bancorp	94,500	3,479,490
		29,114,055

Health Care - 13.2%
Amgen Inc.	18,400	4,339,824
Bristol-Myers Squibb Co.	113,000	6,644,400
Gilead Sciences Inc.	25,000	1,923,500
Johnson & Johnson	46,000	6,468,980
Medtronic PLC	21,000	1,925,700
Merck & Co. Inc.	25,500	1,971,915
Novartis AG, ADR	22,000	1,921,480
Pfizer Inc.	56,000	1,831,200
		27,026,999

Industrials - 12.5%
3M Co.	26,500	4,133,735
Caterpillar Inc.	44,000	5,566,000
Emerson Electric Co.	55,500	3,442,665
Fastenal Co.	160,000	6,854,400
General Dynamics Corp.	14,500	2,167,170
Union Pacific Corp.	21,000	3,550,470
		25,714,440

	Shares	Value (Note 2)
Information Technology - 15.8%

Accenture PLC, Class A	12,000	$2,576,640
Analog Devices Inc.	44,500	5,457,480
Automatic Data Processing Inc.	18,000	2,680,020
Cisco Systems Inc.	166,500	7,765,560
Paychex Inc.	54,000	4,090,500
TE Connectivity Ltd.	50,000	4,077,500
Texas Instruments Inc.	45,000	5,713,650
		32,361,350

Materials - 12.1%
Barrick Gold Corp.	313,000	8,432,220
Franco-Nevada Corp.	42,900	5,990,556
Linde PLC	21,700	4,602,787
Royal Gold Inc.	46,500	5,780,880
		24,806,443

Real Estate - 1.6%
Prologis Inc., REIT	35,000	3,266,550

Utilities - 5.1%
Dominion Energy Inc.	64,000	5,195,520
NextEra Energy Inc.	21,500	5,163,655
		10,359,175
Total Common Stocks (Cost $173,784,767)		199,485,861
SHORT-TERM INVESTMENTS - 2.7%

State Street Institutional U.S. Government Money Market Fund, 0.12%, Premier Class (A)	5,409,991	5,409,991
Total Short-Term Investments (Cost $5,409,991)		5,409,991
TOTAL INVESTMENTS - 100.0% (Cost $179,194,758**)		204,895,852
NET OTHER ASSETS AND LIABILITIES - 0.0%		87,009
TOTAL NET ASSETS - 100.0%		$204,982,861

**	Aggregate cost for Federal tax purposes was $179,194,758.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 96.8%

Communication Service - 5.0%
Alphabet Inc., Class C *	6,596	$9,324,172
Consumer Discretionary - 11.4%
Dollar Tree Inc. *	67,053	6,214,472
Lowe’s Cos. Inc.	81,192	10,970,663
TJX Cos. Inc./The	80,617	4,075,996
		21,261,131

Financials - 17.2%
Berkshire Hathaway Inc., Class B *	38,805	6,927,080
Brookfield Asset Management Inc., Class A	139,582	4,592,248
Marsh & McLennan Cos. Inc.	55,285	5,935,950
Progressive Corp./The	107,216	8,589,074
US Bancorp	160,217	5,899,190
		31,943,542

Health Care - 19.4%
Alcon Inc. *	106,656	6,113,522
Becton, Dickinson and Co.	38,801	9,283,915
Danaher Corp.	40,454	7,153,481
Novartis AG, ADR	76,152	6,651,116
Varian Medical Systems Inc. *	56,112	6,874,842
		36,076,876

Industrials - 9.6%
Copart Inc. *	65,929	5,489,908
Jacobs Engineering Group Inc.	78,091	6,622,117
PACCAR Inc.	78,046	5,841,743
		17,953,768

Information Technology - 24.4%
Accenture PLC, Class A	33,850	7,268,272
Adobe Inc. *	10,688	4,652,593
Analog Devices Inc.	56,678	6,950,990
Cognizant Technology Solutions Corp., Class A	101,537	5,769,332
Liberty Broadband Corp., Class C *	66,542	8,248,546
TE Connectivity Ltd.	56,694	4,623,396
Visa Inc., Class A	40,764	7,874,382
		45,387,511

	Shares	Value (Note 2)
Materials - 6.7%
Linde PLC	27,135	$5,755,605
PPG Industries Inc.	62,857	6,666,613
		12,422,218

Real Estate - 3.1%
American Tower Corp.	22,595	5,841,711
Total Common Stocks (Cost $130,861,290)		180,210,929
SHORT-TERM INVESTMENTS - 3.2%

State Street Institutional U.S. Government Money Market Fund, 0.12%, Premier Class (A)	5,999,496	$5,999,496
Total Short-Term Investments (Cost $5,999,496)		5,999,496
TOTAL INVESTMENTS - 100.0% (Cost $136,860,786**)		186,210,425
NET OTHER ASSETS AND LIABILITIES - 0.0%		14,268
TOTAL NET ASSETS - 100.0%		$186,224,693

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $159,334,961.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 93.9%

Consumer Discretionary - 19.0%
CarMax Inc. *	65,456	$5,861,585
Dollar Tree Inc. *	87,153	8,077,340
Floor & Decor Holdings Inc., Class A *	28,894	1,665,739
Mohawk Industries Inc. *	27,700	2,818,752
O’Reilly Automotive Inc. *	12,046	5,079,437
Ross Stores Inc.	52,385	4,465,297
		27,968,150

Consumer Staples - 1.4%
Brown-Forman Corp., Class B	31,544	2,008,091
Financials - 27.7%
Capital Markets - 4.3%
Brookfield Asset Management Inc., Class A	101,989	3,355,438
Moelis & Co., Class A	97,877	3,049,848
		6,405,286

Commercial Banks - 1.8%
Glacier Bancorp Inc.	73,687	2,600,414

Insurance - 21.6%
Arch Capital Group Ltd. *	249,383	7,144,823
Brown & Brown Inc.	152,850	6,230,166
Kemper Corp.	46,774	3,392,051
Markel Corp. *	6,698	6,183,393
Progressive Corp./The	62,266	4,988,129
WR Berkley Corp.	67,436	3,863,408
		31,801,970
		40,807,670

Health Care - 3.7%
Laboratory Corp. of America Holdings *	33,374	5,543,755

Industrials - 20.9%
Carlisle Cos. Inc.	32,391	3,876,231
Copart Inc. *	83,466	6,950,214
Expeditors International of Washington Inc.	38,361	2,916,970
Fastenal Co.	130,459	5,588,864
HD Supply Holdings Inc. *	111,636	3,868,187
IHS Markit Ltd.	101,098	7,632,899
		30,833,365

Information Technology - 19.0%
Amphenol Corp., Class A	43,662	4,183,256
CDW Corp.	42,013	4,881,070
Gartner Inc. *	52,688	6,392,635
Liberty Broadband Corp., Class C *	78,900	9,780,444
TE Connectivity Ltd.	33,412	2,724,749
		27,962,154

	Shares	Value (Note 2)
Materials - 2.2%

NewMarket Corp.	8,220	$3,291,946
Total Common Stocks (Cost $81,492,354)		138,415,131
SHORT-TERM INVESTMENTS - 6.2%
State Street Institutional U.S. Government Money Market Fund, 0.12%, Premier Class (A)	9,094,979	9,094,979
Total Short-Term Investments (Cost $9,094,979)		9,094,979
TOTAL INVESTMENTS - 100.1% (Cost $90,587,333**)		147,510,110
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(115,700)
TOTAL NET ASSETS - 100.0%		$147,394,410

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $90,587,333.
(A)	7-day yield.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 95.8%
Australia - 1.3%
BHP Group PLC (A)	17,145	$351,981

Canada - 3.7%
Canadian National Railway Co.	3,427	303,195
Suncor Energy Inc.	21,261	358,474
TMX Group Ltd.	3,298	326,083
		987,752

China - 2.4%
ENN Energy Holdings Ltd. (A)	20,000	224,623
Ping An Insurance Group Co. of China Ltd., Class H (A)	42,000	419,457
		644,080

Denmark - 2.4%
Carlsberg AS, Class B (A)	3,132	413,737
Vestas Wind Systems AS (A)	2,188	222,640
		636,377

Finland - 2.3%
Nordea Bank Abp * (A)	44,232	304,842
Sampo Oyj, Class A (A)	8,925	306,629
		611,471

France - 15.2%
Air Liquide S.A. (A)	3,641	524,627
Alstom S.A. (A)	5,615	260,805
BNP Paribas S.A. * (A)	5,250	208,126
Engie S.A. * (A)	58,039	716,394
Safran S.A. * (A)	4,735	473,653
Sanofi (A)	8,399	854,506
Vinci S.A. (A)	3,322	305,487
Vivendi S.A. (A)	28,868	739,921
		4,083,519

Germany - 7.9%
Fresenius Medical Care AG & Co. KGaA (A)	4,024	343,077
Infineon Technologies AG (A)	10,151	237,262
Merck KGaA (A)	1,685	195,341
SAP SE (A)	7,301	1,016,267
Vonovia SE (A)	5,211	319,209
		2,111,156

Hong Kong - 0.8%
ESR Cayman Ltd. * (A) (B)	87,600	207,815

Indonesia - 0.3%
Bank Mandiri Persero Tbk PT (A)	261,700	90,759
Ireland - 3.7%
Medtronic PLC	8,354	766,062
Ryanair Holdings PLC, ADR *	3,317	220,049
		986,111

	Shares	Value (Note 2)
Israel - 1.1%
Bank Leumi Le-Israel BM (A)	56,809	$286,248

Italy - 2.4%
Enel SpA (A)	73,648	634,490

Japan - 14.0%
Daiwa House Industry Co. Ltd. (A)	16,935	399,423
Hitachi Ltd. (A)	15,100	476,698
Kao Corp. (A)	4,830	382,378
Makita Corp. (A)	10,100	366,802
Nexon Co. Ltd. (A)	28,100	634,659
Nintendo Co. Ltd. (A)	1,500	667,447
Sumitomo Mitsui Financial Group Inc. (A)	12,800	359,976
Suzuki Motor Corp. (A)	6,400	217,153
Yamaha Corp. (A)	5,600	263,466
		3,768,002

Luxembourg - 0.6%
ArcelorMittal S.A. * (A)	16,486	173,105

Mexico - 0.6%
Arca Continental S.A.B. de C.V.	36,600	160,671

Netherlands - 4.2%
JDE Peet’s BV *	5,445	220,718
Koninklijke DSM N.V. (A)	3,887	537,272
Wolters Kluwer N.V. (A)	4,635	361,578
		1,119,568

Norway - 2.3%
Equinor ASA (A)	19,293	274,371
Telenor ASA (A)	24,595	358,312
		632,683

Portugal - 1.4%
EDP - Energias de Portugal S.A. (A)	57,845	275,869
Galp Energia SGPS S.A. (A)	9,146	105,650
		381,519

Singapore - 1.7%
DBS Group Holdings Ltd. (A)	18,390	275,087
NetLink NBN Trust (A)	252,700	176,928
		452,015

South Korea - 1.4%
Samsung Electronics Co. Ltd. (A)	8,783	389,343

Spain - 1.2%

Banco Santander S.A. * (A)	129,794	316,504

Sweden - 2.6%
Assa Abloy AB, Class B (A)	17,505	355,425
Epiroc AB, Class A (A)	27,414	341,097
		696,522

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

International Stock Fund Portfolio of Investments (unaudited) - continued

	Shares	Value (Note 2)
COMMON STOCKS - continued

Switzerland - 7.2%
ABB Ltd. (A)	26,697	$600,083
Novartis AG (A)	12,206	1,060,588
Roche Holding AG (A)	782	270,753
		1,931,424

United Kingdom - 15.1%
Aon PLC, Class A	2,805	540,243
Compass Group PLC (A)	19,261	264,976
Ferguson PLC (A)	4,150	339,491
Howden Joinery Group PLC (A)	21,261	145,454
Informa PLC (A)	51,642	300,470
Network International Holdings PLC * (A) (B)	20,361	111,105
Prudential PLC (A)	26,248	395,286
RELX PLC (A)	31,928	738,982
RSA Insurance Group PLC (A)	40,180	203,683
Tesco PLC (A)	175,236	494,788
Unilever PLC (A)	9,758	526,127
		4,060,605
Total Common Stocks (Cost $24,082,307)		25,713,720

PREFERRED STOCK - 2.3%

Germany - 2.3%
Volkswagen AG (A)	4,016	607,332
Total Preferred Stocks (Cost $735,876)		607,332

SHORT-TERM INVESTMENTS - 1.5%
United States - 1.5%
State Street Institutional U.S. Government Money Market Fund, 0.12%, Premier Class (C)	393,839	393,839
Total Short-Term Investments (Cost $393,839)		393,839
TOTAL INVESTMENTS - 99.6% (Cost $25,212,022)		26,714,891
NET OTHER ASSETS AND LIABILITIES - 0.4%		111,016
TOTAL NET ASSETS - 100.0%		$26,825,907

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $29,055,107.
(A)	All or a portion of these securities, with an aggregate fair value of $335,927, are on loan as part of a securities lending program. See footnote (E) and Note 8 for details on the securities lending program.
(B)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
(C)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.” The securities have been determined to be liquid under guidelines established by the Board of Trustees.
ADR	American Depositary Receipt.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Madison Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 95.4%

Alternative Funds - 1.8%
SPDR Gold Shares *	3,697	$618,767

Bond Funds - 71.2%
iShares 20+ Year Treasury Bond ETF	27,102	4,442,831
iShares MBS ETF	123,284	13,647,539
Schwab U.S. TIPS ETF	85,201	5,113,764
Vanguard Short-Term Corporate Bond ETF	12,651	1,045,731
		24,249,865

Foreign Stock Funds - 7.0%
iShares Global Energy ETF	35,701	697,598
iShares MSCI Emerging Markets Asia ETF	5,042	336,957
iShares MSCI Germany ETF	6,344	171,986
iShares MSCI Japan Small-Cap ETF	5,180	344,810
iShares MSCI Switzerland ETF	4,394	171,190
JPMorgan BetaBuilders Japan ETF	14,477	331,958
SPDR S&P China ETF	3,277	343,823
		2,398,321

	Shares	Value (Note 2)
Stock Funds - 15.4%
Distillate US Fundamental Stability & Value ETF	21,003	$637,441
iShares Nasdaq Biotechnology ETF	5,084	694,932
VanEck Vectors Gold Miners ETF	21,364	783,631
Vanguard Consumer Staples ETF	4,610	689,518
Vanguard Dividend Appreciation ETF	5,890	690,190
Vanguard Information Technology ETF	6,230	1,736,363
		5,232,076
TOTAL INVESTMENTS - 95.4% (Cost $30,527,091**)		32,499,029
NET OTHER ASSETS AND LIABILITIES - 4.6%		1,563,209
TOTAL NET ASSETS - 100.0%		$34,062,238

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $30,527,091.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

Madison Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 94.8%

Alternative Funds - 2.7%
SPDR Gold Shares *	10,337	$1,730,104

Bond Funds - 44.8%
iShares 20+ Year Treasury Bond ETF	50,785	8,325,185
iShares MBS ETF	115,432	12,778,322
Schwab U.S. TIPS ETF	95,824	5,751,357
Vanguard Short-Term Corporate Bond ETF	23,078	1,907,627
		28,762,491

Foreign Stock Funds - 14.5%
iShares Global Energy ETF	96,317	1,882,034
iShares MSCI Emerging Markets Asia ETF	9,508	635,421
iShares MSCI Germany ETF	44,273	1,200,241
iShares MSCI Japan Small-Cap ETF	19,137	1,273,866
iShares MSCI Switzerland ETF	30,091	1,172,345
JPMorgan BetaBuilders Japan ETF	54,302	1,245,145
SPDR S&P China ETF	18,112	1,900,311
		9,309,363

	Shares	Value (Note 2)
Stock Funds - 32.8%
Distillate US Fundamental Stability & Value ETF	85,189	$2,585,486
iShares Nasdaq Biotechnology ETF	18,678	2,553,096
VanEck Vectors Gold Miners ETF	101,665	3,729,072
Vanguard Consumer Staples ETF	17,200	2,572,604
Vanguard Dividend Appreciation ETF	22,032	2,581,710
Vanguard Information Technology ETF	25,435	7,088,989
		21,110,957
TOTAL INVESTMENTS - 94.8% (Cost $55,821,478**)		60,912,915
NET OTHER ASSETS AND LIABILITIES - 5.2%		3,367,339
TOTAL NET ASSETS - 100.0%		$64,280,254

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $55,821,478.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Madison Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 95.0%

Alternative Funds - 2.7%
SPDR Gold Shares *	6,266	$1,048,741

Bond Funds - 35.9%
iShares 20+ Year Treasury Bond ETF	30,832	5,054,290
iShares MBS ETF	52,641	5,827,358
Schwab U.S. TIPS ETF	38,843	2,331,357
Vanguard Short-Term Corporate Bond ETF	9,406	777,500
		13,990,505

Foreign Stock Funds - 19.5%
iShares Global Energy ETF	79,982	1,562,848
iShares MSCI Emerging Markets Asia ETF	5,792	387,080
iShares MSCI Germany ETF	28,777	780,144
iShares MSCI Japan Small-Cap ETF	17,477	1,163,367
iShares MSCI Switzerland ETF	27,395	1,067,309
JPMorgan BetaBuilders Japan ETF	48,995	1,123,455
SPDR S&P China ETF	14,730	1,545,472
		7,629,676

	Shares	Value (Note 2)
Stock Funds - 36.9%
Distillate US Fundamental Stability & Value ETF	51,795	$1,571,978
iShares Nasdaq Biotechnology ETF	14,262	1,949,473
VanEck Vectors Gold Miners ETF	61,817	2,267,448
Vanguard Consumer Staples ETF	13,057	1,952,936
Vanguard Dividend Appreciation ETF	13,396	1,569,743
Vanguard Information Technology ETF	18,210	5,075,309
		14,386,887
TOTAL INVESTMENTS - 95.0% (Cost $33,574,496**)		37,055,808
NET OTHER ASSETS AND LIABILITIES - 5.0%		1,939,762
TOTAL NET ASSETS - 100.0%		$38,995,570

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $33,574,496.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

Madison Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 94.9%

Alternative Funds - 2.7%
SPDR Gold Shares *	4,396	$735,758

Bond Funds - 26.9%
iShares 20+ Year Treasury Bond ETF	21,587	3,538,757
iShares MBS ETF	24,571	2,720,010
Schwab U.S. TIPS ETF	13,615	817,172
Vanguard Short-Term Corporate Bond ETF	3,290	271,951
		7,347,890

Foreign Stock Funds - 24.6%
iShares Global Energy ETF	70,127	1,370,282
iShares MSCI Emerging Markets Asia ETF	4,106	274,404
iShares MSCI Germany ETF	20,148	546,212
iShares MSCI Japan Small-Cap ETF	16,269	1,082,956
iShares MSCI Switzerland ETF	26,741	1,041,829
JPMorgan BetaBuilders Japan ETF	45,966	1,054,000
SPDR S&P China ETF	12,932	1,356,826
		6,726,509

	Shares	Value (Note 2)
Stock Funds - 40.7%
Distillate US Fundamental Stability & Value ETF	36,250	$1,100,188
iShares Nasdaq Biotechnology ETF	12,002	1,640,553
VanEck Vectors Gold Miners ETF	43,281	1,587,547
Vanguard Consumer Staples ETF	10,900	1,630,313
Vanguard Dividend Appreciation ETF	9,380	1,099,149
Vanguard Information Technology ETF	14,672	4,089,233
		11,146,982
TOTAL INVESTMENTS - 94.9% (Cost $23,324,903**)		25,957,140
NET OTHER ASSETS AND LIABILITIES - 5.1%		1,408,377
TOTAL NET ASSETS - 100.0%		$27,365,517

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $23,324,903.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Statements of Assets and Liabilities as of June 30, 2020 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Core Bond Fund	High Income Fund	Diversified Income Fund	Large Cap Value Fund
Assets:

Investments in unaffiliated securities, at fair value†§	$79,389,981	$110,509,790	$36,902,695	$120,847,401	$17,689,592	$210,521,321	$204,895,852

Investments in affiliated securities, at fair value‡1	50,488,879	69,209,358	17,725,683	—	—	—	—
Cash	—	—	—	429,440	—	—	—

Receivables:
Investments sold	—	—	—	1,250,763	—	550,349	—
Fund shares sold	11,374	45,067	33,990	19,717	333	6,013	2,760
Dividends and interest	134,401	153,744	36,796	727,890	231,177	638,540	242,546
Due from Adviser	10,537	14,336	4,375	—	—	—	—
Total assets	130,035,172	179,932,295	54,703,539	123,275,211	17,921,102	211,716,223	205,141,158

Liabilities:

Payables:
Investments purchased	323,656	—	—	1,646,857	149,813	659,036	—
Fund shares repurchased	4,169	41,243	12,060	21,902	598	7,883	39,716
Upon return of securities loaned	45,414	4,514,513	2,552,446	236,548	202,738	64,925	—
Advisory agreement fees	31,612	43,007	13,126	54,734	10,945	122,340	101,635
Administrative services agreement fees	8,397	12,073	3,949	7,894	1,262	15,222	16,316
Distribution fees - Class II	4,223	3,548	208	5,271	762	5,948	630
Accrued expenses and other payables	—	—	—	—	1,875	24,767	—
Total liabilities	417,471	4,614,384	2,581,789	1,973,206	367,993	900,121	158,297

Net assets applicable to outstanding capital stock	$129,617,701	$175,317,911	$52,121,750	$121,302,005	$17,553,109	$210,816,102	$204,982,861

Net assets consist of:
Paid-in capital in excess of par	$116,605,344	$153,499,564	$45,345,407	$108,630,368	$20,465,299	$162,250,028	$199,245,428
Accumulated distributable earnings (loss)	13,012,357	21,818,347	6,776,343	12,671,637	(2,912,190)	48,566,074	5,737,433
Net Assets	$129,617,701	$175,317,911	$52,121,750	$121,302,005	$17,553,109	$210,816,102	$204,982,861

Class I Shares:

Net Assets	$108,937,005	$157,966,537	$51,097,045	$95,697,205	$13,889,840	$181,988,711	$201,904,323
Shares of beneficial interest outstanding	10,485,281	15,408,192	5,825,642	9,147,158	1,769,006	10,142,974	9,848,172
Net Asset Value and redemption price per share	$10.39	$10.25	$8.77	$10.46	$7.85	$17.94	$20.50

Class II Shares:

Net Assets	$20,680,696	$17,351,374	$1,024,705	$25,604,800	$3,663,269	$28,827,391	$3,078,538
Shares of beneficial interest outstanding	1,987,885	1,692,315	117,240	2,457,966	466,125	1,622,732	152,409
Net Asset Value and redemption price per share	$10.40	$10.25	$8.74	$10.42	$7.86	$17.76	$20.20

† Cost of Investments in unaffiliated securities	$74,606,626	$102,621,827	$34,330,486	$110,881,101	$18,440,911	$166,301,422	$179,194,758
‡ Cost of investments in affiliated securities	$46,071,396	$62,534,974	$16,083,503	$—	$—	$—	$—
§ Fair Value of securities on loan	$272,493	$4,801,611	$2,571,895	$233,220	$199,751	$63,164	$—

1See Note 11 for information on affiliated issuers.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Statements of Assets and Liabilities as of June 30, 2020 (unaudited)

	Large Cap Growth Fund	Mid Cap Fund	International Stock Fund	Madison Target Retirement 2020 Fund	Madison Target Retirement 2030 Fund	Madison Target Retirement 2040 Fund	Madison Target Retirement 2050 Fund
Assets:

Investments in unaffiliated securities, at fair value†	$186,210,425	$147,510,110	$26,714,891	$32,499,029	$60,912,915	$37,055,808	$25,957,140
Cash	14,556	10,403	—	1,627,483	3,252,829	2,064,911	1,402,239
Foreign currency (cost of $627) (Note 2)	—	—	634	—	—	—	—

Receivables:
Investments sold	—	—	—	1,402,349	3,106,137	2,540,430	2,365,848
Fund shares sold	121	—	4,038	—	170,119	—	46,519
Dividends and interest	186,643	32,031	137,562	3,538	16,176	9,968	6,883
Total assets	186,411,745	147,552,544	26,857,125	35,532,399	67,458,176	41,671,117	29,778,629

Liabilities:

Payables:
Investments purchased	—	—	5	1,323,138	3,162,379	2,661,087	2,406,485
Fund shares repurchased	47,938	34,732	1,835	138,674	—	5,084	—
Advisory agreement fees	122,564	111,115	25,728	6,958	12,953	7,813	5,522
Administrative services agreement fees	13,569	10,982	2,021	1,391	2,590	1,563	1,105
Distribution fees - Class II	2,981	1,305	1,629	—	—	—	—
Total liabilities	187,052	158,134	31,218	1,470,161	3,177,922	2,675,547	2,413,112

Net assets applicable to outstanding capital stock	$186,224,693	$147,394,410	$26,825,907	$34,062,238	$64,280,254	$38,995,570	$27,365,517

Net assets consist of:
Paid-in capital in excess of par	$135,795,708	$86,224,335	$30,514,191	$31,353,883	$59,243,305	$35,821,842	$25,206,949
Accumulated distributable earnings (loss)	50,428,985	61,170,075	(3,688,284)	2,708,355	5,036,949	3,173,728	2,158,568
Net Assets	$186,224,693	$147,394,410	$26,825,907	$34,062,238	$64,280,254	$38,995,570	$27,365,517

Class I Shares:

Net Assets	$171,762,510	$141,159,484	$18,989,288	$34,062,238	$64,280,254	$38,995,570	$27,365,517
Shares of beneficial interest outstanding	9,391,111	8,943,499	1,841,883	4,227,329	8,028,086	5,353,518	2,205,441
Net Asset Value and redemption price per share	$18.29	$15.78	$10.31	$8.06	$8.01	$7.28	$12.41

Class II Shares:

Net Assets	14,462,183	6,234,926	7,836,619
Shares of beneficial interest outstanding	810,028	409,437	764,732
Net Asset Value and redemption price per share	$17.85	$15.23	$10.25

† Cost of Investments in unaffiliated securities	$136,860,786	$90,587,333	$25,212,022	$30,527,091	$55,821,478	$33,574,496	$23,324,903

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Statements of Operations for the Period Ended June 30, 2020

(unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Core Bond Fund	High Income Fund	Diversified Income Fund	Large Cap Value Fund
Investment Income:

Interest	$27,416	$72,902	$29,579	$1,764,944	$507,623	$983,225	$36,280
Dividends
Unaffiliated issuers	591,464	661,997	172,824	—	10,741	2,188,191	2,402,825
Affiliated issuers[1]	473,566	482,437	111,402	—	—	—	—
Less: Foreign taxes withheld/reclaimed	—	—	—	—	—	(31,482)	(32,935)
Income from securities lending	8,343	20,711	9,336	693	1,981	471	524
Total investment income	1,100,789	1,238,047	323,141	1,765,637	520,345	3,140,405	2,406,694

Expenses:[2]
Advisory agreement fees	189,821	264,404	84,873	334,781	68,167	757,640	653,563
Audit and trustee fees	12,884	18,427	6,017	12,185	1,922	23,117	24,522
Distribution fees – Class II	25,834	21,690	1,386	32,483	4,767	37,125	4,203
Total expenses before reimbursement/waiver	228,539	304,521	92,276	379,449	74,856	817,882	682,288
Less reimbursement/waiver[2]	(63,274)	(88,134)	(28,291)	—	—	—	—
Total expenses net of reimbursement/waiver	165,265	216,387	63,985	379,449	74,856	817,882	682,288
Net Investment Income	935,524	1,021,660	259,156	1,386,188	445,489	2,322,523	1,724,406
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)

Options purchased	—	—	—	(8,870)	—	—	—
Options written	—	—	—	6,130	—	—	—

Unaffiliated issuers	1,300,636	158,484	(693,568)	1,352,890	(412,425)	2,734,121	(21,688,058)
Affiliated issuers[1]	1,636,469	6,114,326	3,014,750	—	—	—	—

Net change in unrealized appreciation (depreciation)on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)

Unaffiliated issuers	2,494,883	3,085,468	789,531	4,623,603	(737,822)	(17,322,190)	(23,775,396)
Affiliated issuers[1]	(2,671,358)	(11,164,945)	(5,332,347)	—	—	—	—

Net Realized and Unrealized Gain (Loss) on Investments	2,760,630	(1,806,667)	(2,221,634)	5,973,753	(1,150,247)	(14,588,069)	(45,463,454)
Net Increase (Decrease) in Net Assets from Operations	$3,696,154	$(785,007)	$(1,962,478)	$7,359,941	$(704,758)	$(12,265,546)	$(43,739,048)

1See Note 11 for information on affiliated issuers.

2See Note 3 for information on expense, including any waivers.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Statements of Operations for the Period Ended June 30, 2020 (unaudited)

	Large Cap Growth Fund	Mid Cap Fund	International Stock Fund	Madison Target Retirement 2020 Fund	Madison Target Retirement 2030 Fund	Madison Target Retirement 2040 Fund	Madison Target Retirement 2050 Fund
Investment Income:

Interest	$37,672	$51,541	$2,931	$—	$—	$—	$—

Dividends
Unaffiliated issuers	1,490,160	586,347	432,597	209,550	373,125	229,896	164,814
Less: Foreign taxes withheld/reclaimed	(48,491)	(5,242)	(51,590)	—	—	—	—
Income from securities lending	7,471	54	1,857	—	—	—	—
Total investment income	1,486,812	632,700	385,795	209,550	373,125	229,896	164,814

Expenses:[1]
Advisory agreement fees	756,335	686,471	157,180	42,646	76,870	45,416	31,392
Audit and trustee fees	20,522	16,601	3,038	8,529	15,374	9,083	6,278
Distribution fees – Class II	18,752	8,399	10,066	—	—	—	—
Total expenses	795,609	711,471	170,284	51,175	92,244	54,499	37,670

Net Investment Income (Loss)	691,203	(78,771)	215,511	158,375	280,881	175,397	127,144
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)

Unaffiliated issuers	571,858	4,463,925	(341,942)	708,066	(52,579)	(274,999)	(474,370)
Net change in unrealized appreciation (depreciation)on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	(17,567,073)	(23,973,407)	(3,884,701)	585,497	1,428,619	981,024	825,520

Net Realized and Unrealized Gain (Loss) on Investments	(16,995,215)	(19,509,482)	(4,226,643)	1,293,563	1,376,040	706,025	351,150
Net Increase (Decrease) in Net Assets from Operations	$(16,304,012)	$(19,588,253)	$(4,011,132)	$1,451,938	$1,656,921	$881,422	$478,294

1See Note 3 for information on expense, including any waivers.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund
	(unaudited) Six-Months Ended 6/30/20	Year Ended 12/31/19	(unaudited) Six-Months Ended 6/30/20	Year Ended 12/31/19
Net Assets at beginning of period	$130,995,821	$119,290,218	$189,854,850	$196,086,790

Increase (decrease) in net assets from operations:
Net investment income	935,524	2,550,297	1,021,660	3,617,676
Net realized gain	2,937,105	1,255,472	6,272,810	3,780,959
Net change in unrealized appreciation (depreciation)	(176,475)	10,917,992	(8,079,477)	22,759,661
Net increase (decrease) in net assets from operations	3,696,154	14,723,761	(785,007)	30,158,296

Distributions to shareholders from:

Accumulated earnings (combined net investment income and net realized gains):
Class I	(344,865)	(2,927,464)	(706,272)	(6,562,598)
Class II	(42,662)	(530,804)	(58,040)	(658,172)
Total distributions	(387,527)	(3,458,268)	(764,312)	(7,220,770)

Capital Stock transactions:

Class I Shares
Shares sold	3,386,859	19,969,310	3,103,228	7,093,413
Issued to shareholders in reinvestment of distributions	344,865	2,927,463	706,272	6,562,598
Shares redeemed	(6,598,201)	(19,781,431)	(15,466,287)	(38,914,796)
Net increase (decrease) from capital stock transactions	(2,866,477)	3,115,342	(11,656,787)	(25,258,785)

Class II Shares
Shares sold	538,437	1,413,229	219,256	534,186
Issued to shareholders in reinvestment of distributions	42,662	530,804	58,040	658,172
Shares redeemed	(2,401,369)	(4,619,265)	(1,608,129)	(5,103,039)
Net decrease from capital stock transactions	(1,820,270)	(2,675,232)	(1,330,833)	(3,910,681)
Total increase (decrease) from capital stock transactions	(4,686,747)	440,110	(12,987,620)	(29,169,466)
Total increase (decrease) in net assets	(1,378,120)	11,705,603	(14,536,939)	(6,231,940)
Net Assets at end of period	$129,617,701	$130,995,821	$175,317,911	$189,854,850

Capital Share transactions:

Class I Shares
Shares sold	338,464	1,961,702	308,867	697,597
Issued to shareholders in reinvestment of distributions	33,653	289,182	70,353	638,290
Shares redeemed	(652,850)	(1,990,828)	(1,559,889)	(3,858,689)
Net decrease from capital shares transactions	(280,733)	260,056	(1,180,669)	(2,522,802)

Class II Shares
Shares sold	55,083	141,354	23,700	52,641
Issued to shareholders in reinvestment of distributions	4,157	52,354	5,780	63,984
Shares redeemed	(239,419)	(468,785)	(158,956)	(504,278)
Net decrease from capital shares transactions	(180,179)	(275,077)	(129,476)	(387,653)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Statements of Changes in Net Assets

	Aggressive Allocation Fund		Core Bond Fund
	(unaudited) Six-Months Ended 6/30/20	Year Ended 12/31/19	(unaudited) Six-Months Ended 6/30/20	Year Ended 12/31/19
Net Assets at beginning of period	$62,398,638	$63,304,035	$122,533,850	$134,493,890

Increase (decrease) in net assets from operations:
Net investment income	259,156	1,084,298	1,386,188	3,403,679
Net realized gain	2,321,182	2,046,515	1,350,150	377,644
Net change in unrealized appreciation (depreciation)	(4,542,816)	8,438,146	4,623,603	6,690,592
Net increase (decrease) in net assets from operations	(1,962,478)	11,568,959	7,359,941	10,471,915

Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(330,106)	(2,853,849)	(381,819)	(2,726,193)
Class II	(5,486)	(57,102)	(72,326)	(716,561)
Total distributions	(335,592)	(2,910,951)	(454,145)	(3,442,754)

Capital Stock transactions:

Class I Shares
Shares sold	2,140,862	4,664,967	3,115,169	2,139,979
Issued to shareholders in reinvestment of distributions	330,106	2,853,849	381,819	2,726,193
Shares redeemed	(10,278,578)	(16,617,638)	(8,919,147)	(19,460,461)
Net decrease from capital stock transactions	(7,807,610)	(9,098,822)	(5,422,159)	(14,594,289)

Class II Shares
Shares sold	64,024	47,775	219,176	387,769
Issued to shareholders in reinvestment of distributions	5,486	57,101	72,326	716,561
Shares redeemed	(240,718)	(569,459)	(3,006,984)	(5,499,242)
Net decrease from capital stock transactions	(171,208)	(464,583)	(2,715,482)	(4,394,912)
Total decrease from capital stock transactions	(7,978,818)	(9,563,405)	(8,137,641)	(18,989,201)
Total decrease in net assets	(10,276,888)	(905,397)	(1,231,845)	(11,960,040)
Net Assets at end of period	$52,121,750	$62,398,638	$121,302,005	$122,533,850

Capital Share transactions:

Class I Shares
Shares sold	244,189	524,996	306,974	216,841
Issued to shareholders in reinvestment of distributions	38,688	314,796	36,571	276,053
Shares redeemed	(1,181,420)	(1,869,544)	(874,485)	(1,973,225)
Net decrease from capital shares transactions	(898,543)	(1,029,752)	(530,940)	(1,480,331)

Class II Shares
Shares sold	8,245	5,451	21,565	40,078
Issued to shareholders in reinvestment of distributions	645	6,322	6,957	72,861
Shares redeemed	(32,054)	(63,602)	(298,617)	(560,846)
Net decrease from capital shares transactions	(23,164)	(51,829)	(270,095)	(447,907)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Statements of Changes in Net Assets

	High Income Fund		Diversified Income Fund
	(unaudited) Six-Months Ended 6/30/20	Year Ended 12/31/19	(unaudited) Six-Months Ended 6/30/20	Year Ended 12/31/19
Net Assets at beginning of period	$19,839,129	$22,070,613	$240,580,948	$234,346,249

Increase (decrease) in net assets from operations:
Net investment income	445,489	1,050,533	2,322,523	4,966,044
Net realized gain (loss)	(412,425)	(408,375)	2,734,121	15,194,995
Net change in unrealized appreciation (depreciation)	(737,822)	1,173,092	(17,322,190)	22,803,763
Net increase (decrease) in net assets from operations	(704,758)	1,815,250	(12,265,546)	42,964,802

Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(87,544)	(774,157)	(2,047,028)	(15,465,716)
Class II	(18,595)	(195,689)	(289,888)	(2,495,069)
Total distributions	(106,139)	(969,846)	(2,336,916)	(17,960,785)

Capital Stock transactions:

Class I Shares
Shares sold	89,816	191,946	2,889,601	3,940,040
Issued to shareholders in reinvestment of distributions	87,544	774,157	2,047,028	15,465,716
Shares redeemed	(1,310,735)	(3,444,971)	(17,104,906)	(35,590,028)
Net decrease from capital stock transactions	(1,133,375)	(2,478,868)	(12,168,277)	(16,184,272)

Class II Shares
Shares sold	69,925	120,698	294,783	656,197
Issued to shareholders in reinvestment of distributions	18,595	195,689	289,888	2,495,069
Shares redeemed	(430,268)	(914,407)	(3,578,778)	(5,736,312)
Net decrease from capital stock transactions	(341,748)	(598,020)	(2,994,107)	(2,585,046)
Total decrease from capital stock transactions	(1,475,123)	(3,076,888)	(15,162,384)	(18,769,318)
Total increase (decrease) in net assets	(2,286,020)	(2,231,484)	(29,764,846)	6,234,699
Net Assets at end of period	$17,553,109	$19,839,129	$210,816,102	$240,580,948

Capital Share transactions:

Class I Shares
Shares sold	11,220	22,802	158,177	212,133
Issued to shareholders in reinvestment of distributions	11,119	94,662	115,715	813,425
Shares redeemed	(168,850)	(408,952)	(950,168)	(1,875,044)
Net decrease from capital shares transactions	(146,511)	(291,488)	(676,276)	(849,486)

Class II Shares
Shares sold	8,647	14,476	17,643	34,187
Issued to shareholders in reinvestment of distributions	2,359	23,926	16,549	132,524
Shares redeemed	(55,846)	(108,740)	(197,539)	(303,834)
Net decrease from capital shares transactions	(44,840)	(70,338)	(163,347)	(137,123)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Statements of Changes in Net Assets

	Large Cap Value Fund		Large Cap Growth Fund
	(unaudited) Six-Months Ended 6/30/20	Year Ended 12/31/19	(unaudited) Six-Months Ended 6/30/20	Year Ended 12/31/19
Net Assets at beginning of period	$261,058,864	$247,525,936	$215,344,635	$202,211,906

Increase (decrease) in net assets from operations:
Net investment income	1,724,406	3,882,239	691,203	1,080,447
Net realized gain (loss)	(21,688,058)	20,401,668	571,858	22,934,724
Net change in unrealized appreciation (depreciation)	(23,775,396)	33,629,106	(17,567,073)	34,136,868
Net increase (decrease) in net assets from operations	(43,739,048)	57,913,013	(16,304,012)	58,152,039

Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(3,184,526)	(20,713,293)	(3,491,528)	(21,109,290)
Class II	(44,912)	(341,185)	(293,458)	(1,901,014)
Total distributions	(3,229,438)	(21,054,478)	(3,784,986)	(23,010,304)

Capital Stock transactions:

Class I Shares
Shares sold	2,997,578	4,282,153	3,013,297	4,027,991
Issued to shareholders in reinvestment of distributions	3,184,526	20,713,293	3,491,528	21,109,290
Shares redeemed	(14,859,905)	(48,213,954)	(14,048,442)	(43,997,882)
Net decrease from capital stock transactions	(8,677,801)	(23,218,508)	(7,543,617)	(18,860,601)

Class II Shares
Shares sold	111,902	276,589	49,994	299,990
Issued to shareholders in reinvestment of distributions	44,912	341,185	293,458	1,901,014
Shares redeemed	(586,530)	(724,873)	(1,830,779)	(5,349,409)
Net decrease from capital stock transactions	(429,716)	(107,099)	(1,487,327)	(3,148,405)
Total decrease from capital stock transactions	(9,107,517)	(23,325,607)	(9,030,944)	(22,009,006)
Total increase (decrease) in net assets	(56,076,003)	13,532,928	(29,119,942)	13,132,729
Net Assets at end of period	204,982,861	261,058,864	186,224,693	215,344,635

Capital Share transactions:

Class I Shares
Shares sold	142,179	168,767	161,975	201,385
Issued to shareholders in reinvestment of distributions	158,894	834,608	197,859	1,047,118
Shares redeemed	(689,417)	(1,917,588)	(773,176)	(2,175,170)
Net increase (decrease) from capital shares transactions	(388,344)	(914,213)	(413,342)	(926,667)

Class II Shares
Shares sold	5,602	11,538	2,809	15,574
Issued to shareholders in reinvestment of distributions	2,274	13,949	17,034	96,456
Shares redeemed	(28,779)	(29,742)	(100,993)	(271,584)
Net decrease from capital shares transactions	(20,903)	(4,255)	(81,150)	(159,554)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Statements of Changes in Net Assets

	Mid Cap Fund		International Stock Fund
	(unaudited) Six-Months Ended 6/30/20	Year Ended 12/31/19	(unaudited) Six-Months Ended 6/30/20	Year Ended 12/31/19
Net Assets at beginning of period	$175,164,079	$159,997,728	$32,412,306	$30,348,572

Increase (decrease) in net assets from operations:
Net investment income	(78,771)	(338,718)	215,511	566,511
Net realized gain (loss)	4,463,925	21,375,259	(341,942)	417,050
Net change in unrealized appreciation (depreciation)	(23,973,407)	29,605,679	(3,884,701)	4,996,864
Net increase (decrease) in net assets from operations	(19,588,253)	50,642,220	(4,011,132)	5,980,425

Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(4,343,410)	(16,576,373)	(43,198)	(386,098)
Class II	(198,330)	(832,362)	(7,970)	(145,682)
Total distributions	(4,541,740)	(17,408,735)	(51,168)	(531,780)

Capital Stock transactions:

Class I Shares
Shares sold	2,882,820	3,088,140	379,961	471,657
Issued to shareholders in reinvestment of distributions	4,343,410	16,576,373	43,198	386,098
Shares redeemed	(10,138,549)	(36,264,065)	(1,310,912)	(3,063,528)
Net decrease from capital stock transactions	(2,912,319)	(16,599,552)	(887,753)	(2,205,773)

Class II Shares
Shares sold	19,400	175,101	123,973	314,178
Issued to shareholders in reinvestment of distributions	198,330	832,362	7,970	145,682
Shares redeemed	(945,087)	(2,475,045)	(768,289)	(1,638,998)
Net decrease from capital stock transactions	(727,357)	(1,467,582)	(636,346)	(1,179,138)
Total decrease from capital stock transactions	(3,639,676)	(18,067,134)	(1,524,099)	(3,384,911)
Total increase (decrease) in net assets	(27,769,669)	15,166,351	(5,586,399)	2,063,734
Net Assets at end of period	$147,394,410	$175,164,079	$26,825,907	$32,412,306

Capital Share transactions:

Class I Shares
Shares sold	183,825	171,155	39,620	42,871
Issued to shareholders in reinvestment of distributions	277,770	902,410	4,247	32,994
Shares redeemed	(610,748)	(1,995,161)	(127,877)	(276,782)
Net increase (decrease) from capital shares transactions	(149,153)	(921,596)	(84,010)	(200,917)

Class II Shares
Shares sold	1,406	10,061	13,461	29,067
Issued to shareholders in reinvestment of distributions	13,145	46,843	788	12,496
Shares redeemed	(59,183)	(139,053)	(75,990)	(148,237)
Net decrease from capital shares transactions	(44,632)	(82,149)	(61,741)	(106,674)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Statements of Changes in Net Assets

	Madison Target Retirement 2020 Fund		Madison Target Retirement 2030 Fund
	(unaudited) Six-Months Ended 6/30/20	Year Ended 12/31/19	(unaudited) Six-Months Ended 6/30/20	Year Ended 12/31/19
Net Assets at beginning of period	$35,602,465	$38,522,590	$62,469,250	$62,556,144

Increase (decrease) in net assets from operations:
Net investment income	158,375	747,338	280,881	1,257,488
Net realized gain (loss)	708,066	1,978,863	(52,579)	3,578,190
Net change in unrealized appreciation	585,497	1,461,549	1,428,619	5,209,022
Net increase in net assets from operations	1,451,938	4,187,750	1,656,921	10,044,700

Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(527,953)	(1,762,116)	(828,851)	(5,162,449)
Total distributions	(527,953)	(1,762,116)	(828,851)	(5,162,449)

Capital Stock transactions:

Class I Shares
Shares sold	2,542,601	5,210,570	5,104,712	8,494,663
Issued to shareholders in reinvestment of distributions	527,953	1,762,116	828,851	5,162,449
Shares redeemed	(5,534,766)	(12,318,445)	(4,950,629)	(18,626,257)
Total increase (decrease) from capital stock transactions	(2,464,212)	(5,345,759)	982,934	(4,969,145)
Total increase (decrease) in net assets	(1,540,227)	(2,920,125)	1,811,004	(86,894)
Net Assets at end of period	$34,062,238	$35,602,465	$64,280,254	$62,469,250

Capital Share transactions:
Class I Shares
Shares sold	321,861	664,417	650,559	1,068,780
Issued to shareholders in reinvestment of distributions	66,179	225,375	105,918	656,503
Shares redeemed	(705,216)	(1,566,896)	(644,098)	(2,333,859)
Net increase (decrease) from capital shares transactions	(317,176)	(677,104)	112,379	(608,576)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Statements of Changes in Net Assets

	Madison Target Retirement 2040 Fund		Madison Target Retirement 2050 Fund
	(unaudited) Six-Months Ended 6/30/20	Year Ended 12/31/19	(unaudited) Six-Months Ended 6/30/20	Year Ended 12/31/19
Net Assets at beginning of period	$37,060,493	$38,423,997	$24,850,285	$23,080,766

Increase (decrease) in net assets from operations:
Net investment income	175,397	746,487	127,144	483,183
Net realized gain (loss)	(274,999)	2,219,259	(474,370)	1,417,261
Net change in unrealized appreciation	981,024	3,748,546	825,520	2,736,498
Net increase in net assets from operations	881,422	6,714,292	478,294	4,636,942

Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(514,886)	(3,329,976)	(353,712)	(3,711,157)
Total distributions	(514,886)	(3,329,976)	(353,712)	(3,711,157)

Capital Stock transactions:

Class I Shares
Shares sold	2,749,067	6,123,182	3,125,312	5,962,929
Issued to shareholders in reinvestment of distributions	514,886	3,329,976	353,712	3,711,157
Shares redeemed	(1,695,412)	(14,200,978)	(1,088,374)	(8,830,352)
Total increase (decrease) from capital stock transactions	1,568,541	(4,747,820)	2,390,650	843,734
Total increase (decrease) in net assets	1,935,077	(1,363,504)	2,515,232	1,769,519
Net Assets at end of period	$38,995,570	$37,060,493	$27,365,517	$24,850,285

Capital Share transactions:

Class I Shares
Shares sold	385,563	845,411	259,089	469,420
Issued to shareholders in reinvestment of distributions	72,537	464,021	29,335	303,931
Shares redeemed	(243,125)	(1,941,659)	(91,304)	(683,276)
Net increase (decrease) from capital shares transactions	214,975	(632,227)	197,120	90,075

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

CONSERVATIVE ALLOCATION FUND
	(unaudited) Six-Months		Year Ended December 31,
CLASS I	Ended 6/30/20		2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$10.13		$9.21	$10.22	$9.74	$9.56	$10.22
Income from Investment Operations:
Net investment income	0.08		0.20	0.25	0.21	0.17 [1]	0.16 [1]
Net realized and unrealized gain (loss) on investments	0.21		1.00	(0.51)	0.77	0.36	(0.24)
Total from investment operations	0.29		1.20	(0.26)	0.98	0.53	(0.08)
Less Distributions From:
Net investment income	(0.02)		(0.19)	(0.25)	(0.22)	(0.20)	(0.20)
Capital gains	(0.01)		(0.09)	(0.50)	(0.28)	(0.15)	(0.38)
Total distributions	(0.03)		(0.28)	(0.75)	(0.50)	(0.35)	(0.58)
Net increase (decrease) in net asset value	0.26		0.92	(1.01)	0.48	0.18	(0.66)
Net Asset Value at end of period	$10.39		$10.13	$9.21	$10.22	$9.74	$9.56
Total Return (%)[2]	2.94	[3]	12.97	(2.49)	10.17	5.48	(0.76)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$108,937		$109,012	$96,763	$120,703	$121,351	$125,007
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32	[4]	0.32	0.32	0.32	0.32	0.32
After waiver of expenses by Adviser (%)	0.22	[4]	0.22	0.22	0.22	0.22	0.22
Ratio of net investment income to average net assets (%)	1.52	[4]	2.15	2.13	2.06	1.71	1.53
Portfolio turnover (%)[5]	22	[3]	57	54	49	83	54

	(unaudited) Six-Months		Year Ended December 31,
CLASS II	Ended 6/30/20		2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$10.14		$9.22	$10.22	$9.73	$9.55	$10.20
Income from Investment Operations:
Net investment income	0.05		0.17	0.19	0.18	0.14 [1]	0.15 [1]
Net realized and unrealized gain (loss) on investments	0.23		1.00	(0.47)	0.78	0.36	(0.25)
Total from investment operations	0.28		1.17	(0.28)	0.96	0.50	(0.10)
Less Distributions From:
Net investment income	(0.01)		(0.16)	(0.22)	(0.19)	(0.17)	(0.17)
Capital gains	(0.01)		(0.09)	(0.50)	(0.28)	(0.15)	(0.38)
Total distributions	(0.02)		(0.25)	(0.72)	(0.47)	(0.32)	(0.55)
Net increase (decrease) in net asset value	0.26		0.92	(1.00)	0.49	0.18	(0.65)
Net Asset Value at end of period	$10.40		$10.14	$9.22	$10.22	$9.73	$9.55
Total Return (%)[2]	2.81	[3]	12.69	(2.73)	9.90	5.21	(1.01)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$20,681		$21,984	$22,527	$29,772	$31,116	$33,705
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57	[4]	0.57	0.57	0.57	0.57	0.57
After waiver of expenses by Adviser (%)	0.47	[4]	0.47	0.47	0.47	0.47	0.47
Ratio of net investment income to average net assets (%)	1.26	[4]	1.86	1.88	1.78	1.42	1.46
Portfolio turnover (%)[5]	22	[3]	57	54	49	83	54

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

MODERATE ALLOCATION FUND
	(unaudited) Six-Months	Year Ended December 31,
CLASS I	Ended 6/30/20	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$10.31	$9.20	$10.85	$10.18	$9.92	$10.92
Income from Investment Operations:
Net investment income	0.07	0.22	0.21	0.22	0.15 [1]	0.14 [1]
Net realized and unrealized gain (loss) on investments	(0.09)	1.30	(0.69)	1.29	0.58	(0.24)
Total from investment operations	(0.02)	1.52	(0.48)	1.51	0.73	(0.10)
Less Distributions From:
Net investment income	(0.02)	(0.23)	(0.12)	(0.23)	(0.20)	(0.19)
Capital gains	(0.02)	(0.18)	(1.05)	(0.61)	(0.27)	(0.71)
Total distributions	(0.04)	(0.41)	(1.17)	(0.84)	(0.47)	(0.90)
Net increase (decrease) in net asset value	(0.06)	1.11	(1.65)	0.67	0.26	(1.00)
Net Asset Value at end of period	$10.25	$10.31	$9.20	$10.85	$10.18	$9.92
Total Return (%)[2]	(0.13)[3]	16.56	(4.36)	14.80	7.39	(0.93)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$157,967	$171,065	$175,785	$217,301	$235,182	$245,807
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32 [4]	0.32	0.32	0.32	0.32	0.32
After waiver of expenses by Adviser (%)	0.22 [4]	0.22	0.22	0.22	0.22	0.22
Ratio of net investment income to average net assets (%)	1.18 [4]	1.87	1.85	1.80	1.49	1.30
Portfolio turnover (%)[5]	34 [3]	62	67	39	91	52

	(unaudited) Six-Months	Year Ended December 31,
CLASS II	Ended 6/30/20	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$10.31	$9.19	$10.83	$10.16	$9.90	$10.89
Income from Investment Operations:
Net investment income	0.03	0.15	0.15	0.16	0.12 [1]	0.15 [1]
Net realized and unrealized gain (loss) on investments	(0.06)	1.34	(0.65)	1.31	0.58	(0.27)
Total from investment operations	(0.03)	1.49	(0.50)	1.47	0.70	(0.12)
Less Distributions From:
Net investment income	(0.01)	(0.19)	(0.09)	(0.19)	(0.17)	(0.16)
Capital gains	(0.02)	(0.18)	(1.05)	(0.61)	(0.27)	(0.71)
Total distributions	(0.03)	(0.37)	(1.14)	(0.80)	(0.44)	(0.87)
Net increase (decrease) in net asset value	(0.06)	1.12	(1.64)	0.67	0.26	(0.99)
Net Asset Value at end of period	$10.25	$10.31	$9.19	$10.83	$10.16	$9.90
Total Return (%)[2]	(0.25)[3]	16.27	(4.60)	14.52	7.12	(1.18)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$17,351	$18,790	$20,302	$26,764	$27,870	$30,763
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57 [4]	0.57	0.57	0.57	0.57	0.57
After waiver of expenses by Adviser (%)	0.47 [4]	0.47	0.47	0.47	0.47	0.47
Ratio of net investment income to average net assets (%)	0.93 [4]	1.62	1.58	1.54	1.18	1.36
Portfolio turnover (%)[5]	34 [3]	62	67	39	91	52

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

AGGRESSIVE ALLOCATION FUND
	(unaudited) Six-Months	Year Ended December 31,
CLASS I	Ended 6/30/20	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$9.09	$7.97	$10.12	$9.30	$8.85	$10.25
Income from Investment Operations:
Net investment income	0.05	0.16	0.18	0.17	0.12 [1]	0.11 [1]
Net realized and unrealized gain (loss) on investments	(0.31)	1.40	(0.80)	1.54	0.66	(0.22)
Total from investment operations	(0.26)	1.56	(0.62)	1.71	0.78	(0.11)
Less Distributions From:
Net investment income	(0.02)	(0.15)	(0.19)	(0.18)	(0.17)	(0.16)
Capital gains	(0.04)	(0.29)	(1.34)	(0.71)	(0.16)	(1.13)
Total distributions	(0.06)	(0.44)	(1.53)	(0.89)	(0.33)	(1.29)
Net increase (decrease) in net asset value	(0.32)	1.12	(2.15)	0.82	0.45	(1.40)
Net Asset Value at end of period	$8.77	$9.09	$7.97	$10.12	$9.30	$8.85
Total Return (%)[2]	(2.88)[3]	19.69	(6.16)	18.52	8.87	(1.14)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$51,097	$61,127	$61,777	$84,217	$88,917	$90,245
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32 [4]	0.32	0.32	0.32	0.32	0.32
After waiver of expenses by Adviser (%)	0.22 [4]	0.22	0.22	0.22	0.22	0.22
Ratio of net investment income to average net assets (%)	0.92 [4]	1.71	1.55	1.57	1.34	1.08
Portfolio turnover (%)[5]	41 [3]	78	69	36	89	53

	(unaudited) Six-Months	Year Ended December 31,
CLASS II	Ended 6/30/20	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$9.06	$7.94	$10.09	$9.27	$8.82	$10.21
Income from Investment Operations:
Net investment income	0.02	0.13	0.13	0.15	0.13 [1]	0.17 [1]
Net realized and unrealized gain (loss) on investments	(0.29)	1.41	(0.78)	1.53	0.62	(0.30)
Total from investment operations	(0.27)	1.54	(0.65)	1.68	0.75	(0.13)
Less Distributions From:
Net investment income	(0.01)	(0.13)	(0.16)	(0.15)	(0.14)	(0.13)
Capital gains	(0.04)	(0.29)	(1.34)	(0.71)	(0.16)	(1.13)
Total distributions	(0.05)	(0.42)	(1.50)	(0.86)	(0.30)	(1.26)
Net increase (decrease) in net asset value	(0.32)	1.12	(2.15)	0.82	0.45	(1.39)
Net Asset Value at end of period	$8.74	$9.06	$7.94	$10.09	$9.27	$8.82
Total Return (%)[2]	(2.99)[3]	19.39	(6.39)	18.22	8.60	(1.39)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,025	$1,272	$1,527	$2,267	$2,032	$1,681
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57 [4]	0.57	0.57	0.57	0.57	0.57
After waiver of expenses by Adviser (%)	0.47 [4]	0.47	0.47	0.47	0.47	0.47
Ratio of net investment income to average net assets (%)	0.67 [4]	1.41	1.01	1.53	1.42	1.64
Portfolio turnover (%)[5]	41 [3]	78	69	36	89	53

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

CORE BOND FUND
	(unaudited) Six-Months		Year Ended December 31,
CLASS I	Ended 6/30/20		2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$9.89		$9.39	$9.76	$9.75	$9.80	$10.14
Income from Investment Operations:
Net investment income	0.13		0.31	0.32	0.29	0.26 [1]	0.28 [1]
Net realized and unrealized gain (loss) on investments	0.48		0.48	(0.38)	0.02	(0.01)	(0.29)
Total from investment operations	0.61		0.79	(0.06)	0.31	0.25	(0.01)
Less Distributions From:
Net investment income	(0.03)		(0.28)	(0.31)	(0.30)	(0.30)	(0.33)
Capital gains	(0.01)		(0.01)	—	—	—	—
Total distributions	(0.04)		(0.29)	(0.31)	(0.30)	(0.30)	(0.33)
Net increase (decrease) in net asset value	0.57		0.50	(0.37)	0.01	(0.05)	(0.34)
Net Asset Value at end of period	$10.46		$9.89	$9.39	$9.76	$9.75	$9.80
Total Return (%)[2]	6.25	[3]	8.36	(0.62)	3.11	2.67	(0.15)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$95,697		$95,679	$104,781	$129,429	$146,780	$173,927
Ratios of expenses to average net assets (%)	0.57	[4]	0.57	0.57	0.57	0.57	0.57
Ratio of net investment income to average net assets (%)	2.33	[4]	2.67	2.70	2.54	2.53	2.73
Portfolio turnover (%)[5]	29	[3]	26	24	16	39	25

	(unaudited) Six-Months		Year Ended December 31,
CLASS II	Ended 6/30/20		2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$9.84		$9.36	$9.73	$9.73	$9.78	$10.12
Income from Investment Operations:
Net investment income	0.04		0.17	0.19	0.22	0.23 [1]	0.25 [1]
Net realized and unrealized gain (loss) on investments	0.57		0.58	(0.27)	0.06	—	(0.29)
Total from investment operations	0.61		0.75	(0.08)	0.28	0.23	(0.04)
Less Distributions From:
Net investment income	(0.02)		(0.26)	(0.29)	(0.28)	(0.28)	(0.30)
Capital gains	(0.01)		(0.01)	—	—	—	—
Total distributions	(0.03)		(0.27)	(0.29)	(0.28)	(0.28)	(0.30)
Net increase (decrease) in net asset value	0.58		0.48	(0.37)	—	(0.05)	(0.34)
Net Asset Value at end of period	$10.42		$9.84	$9.36	$9.73	$9.73	$9.78
Total Return (%)[2]	6.12	[3]	8.09	(0.87)	2.85	2.41	(0.40)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$25,605		$26,855	$29,713	$35,252	$38,165	$44,151
Ratios of expenses to average net assets (%)	0.82	[4]	0.82	0.82	0.82	0.82	0.82
Ratio of net investment income to average net assets (%)	2.08	[4]	2.43	2.45	2.29	2.28	2.48
Portfolio turnover (%)[5]	29	[3]	26	24	16	39	25

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

HIGH INCOME FUND
	(unaudited) Six-Months	Year Ended December 31,
CLASS I	Ended 6/30/20	2019	2018	2017	2016		2015
Net Asset Value at beginning of period	$8.17	$7.91	$8.66	$8.56	$8.05		$8.78

Income from Investment Operations:
Net investment income	0.23	0.49	0.49	0.47	0.42	[1]	0.47 [1]
Net realized and unrealized gain (loss) on investments	(0.50)	0.19	(0.77)	0.08	0.55		(0.68)
Total from investment operations	(0.27)	0.68	(0.28)	0.55	0.97		(0.21)

Less Distributions From:
Net investment income	(0.05)	(0.42)	(0.47)	(0.45)	(0.46)		(0.52)
Net increase (decrease) in net asset value	(0.32)	0.26	(0.75)	0.10	0.51		(0.73)
Net Asset Value at end of period	$7.85	$8.17	$7.91	$8.66	$8.56		$8.05
Total Return (%)[2]	(3.35)[3]	8.64	(3.20)	6.32	12.15		(2.47)

Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$13,890	$15,658	$17,466	$20,601	$22,093		$23,975
Ratios of expenses to average net assets (%)	0.77 [4]	0.77	0.77	0.77	0.77		0.77
Ratio of net investment income to average net assets (%)	4.96 [4]	4.96	5.12	4.72	4.91		5.23
Portfolio turnover (%)[5]	31 [3]	17	22	39	58		27

	(unaudited) Six-Months	Year Ended December 31,
CLASS II	Ended 6/30/20	2019	2018	2017	2016		2015
Net Asset Value at beginning of period	$8.18	$7.92	$8.67	$8.57	$8.05		$8.79

Income from Investment Operations:
Net investment income	0.10	0.31	0.37	0.43	0.40	[1]	0.44 [1]
Net realized and unrealized gain (loss) on investments	(0.38)	0.35	(0.67)	0.09	0.56		(0.68)
Total from investment operations	(0.28)	0.66	(0.30)	0.52	0.96		(0.24)

Less Distributions From:
Net investment income	(0.04)	(0.40)	(0.45)	(0.42)	(0.44)		(0.50)
Net increase (decrease) in net asset value	(0.32)	0.26	(0.75)	0.10	0.52		(0.74)
Net Asset Value at end of period	$7.86	$8.18	$7.92	$8.67	$8.57		$8.05
Total Return (%)[2]	(3.47)[3]	8.36	(3.44)	6.06	11.87		(2.71)

Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,663	$4,181	$4,605	$5,562	$5,314		$5,943
Ratios of expenses to average net assets (%)	1.02 [4]	1.02	1.02	1.02	1.02		1.02
Ratio of net investment income to average net assets (%)	4.71 [4]	4.71	4.87	4.47	4.66		4.98
Portfolio turnover (%)[5]	31 [3]	17	22	39	58		27

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

DIVERSIFIED INCOME FUND
	(unaudited) Six-Months	Year Ended December 31,
CLASS I	Ended 6/30/20	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$19.11	$17.26	$19.55	$18.40	$18.64	$20.30

Income from Investment Operations:
Net investment income	0.21	0.43	0.47	0.45	0.44 [1]	0.46 [1]
Net realized and unrealized gain (loss) on investments	(1.17)	2.96	(0.65)	2.00	1.24	(0.43)
Total from investment operations	(0.96)	3.39	(0.18)	2.45	1.68	0.03

Less Distributions From:
Net investment income	(0.05)	(0.40)	(0.48)	(0.45)	(0.49)	(0.52)
Capital gains	(0.16)	(1.14)	(1.63)	(0.85)	(1.43)	(1.17)
Total distributions	(0.21)	(1.54)	(2.11)	(1.30)	(1.92)	(1.69)

Net increase (decrease) in net asset value	(1.17)	1.85	(2.29)	1.15	(0.24)	(1.66)
Net Asset Value at end of period	$17.94	$19.11	$17.26	$19.55	$18.40	$18.64
Total Return (%)[2]	(5.05)[3]	19.68	(0.76)	13.31	8.99	0.11

Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$181,989	$206,780	$201,421	$239,212	$245,490	$267,001
Ratios of expenses to average net assets (%)	0.72 [4]	0.72	0.72	0.72	0.72	0.72
Ratio of net investment income to average net assets (%)	2.18 [4]	2.10	2.17	2.13	2.25	2.27
Portfolio turnover (%)[5]	21 [3]	28	26	16	34	21

	(unaudited) Six-Months	Year Ended December 31,
CLASS II	Ended 6/30/20	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$18.92	$17.12	$19.41	$18.31	$18.57	$20.23

Income from Investment Operations:
Net investment income	0.12	0.34	0.38	0.37	0.39 [1]	0.41 [1]
Net realized and unrealized gain (loss) on investments	(1.10)	2.97	(0.60)	2.00	1.23	(0.42)
Total from investment operations	(0.98)	3.31	(0.22)	2.37	1.62	(0.01)
Less Distributions From:
Net investment income	(0.02)	(0.37)	(0.44)	(0.42)	(0.45)	(0.48)
Capital gains	(0.16)	(1.14)	(1.63)	(0.85)	(1.43)	(1.17)
Total distributions	(0.18)	(1.51)	(2.07)	(1.27)	(1.88)	(1.65)
Net increase (decrease) in net asset value	(1.16)	1.80	(2.29)	1.10	(0.26)	(1.66)
Net Asset Value at end of period	$17.76	$18.92	$17.12	$19.41	$18.31	$18.57
Total Return (%)[2]	(5.17)[3]	19.38	(1.01)	13.03	8.72	(0.14)

Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$28,827	$33,801	$32,925	$40,526	$40,548	$39,894
Ratios of expenses to average net assets (%)	0.97 [4]	0.97	0.97	0.97	0.97	0.97
Ratio of net investment income to average net assets (%)	1.93 [4]	1.85	1.92	1.88	1.99	2.02
Portfolio turnover (%)[5]	21 [3]	28	26	16	34	21

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP VALUE FUND
	(unaudited) Six-Months	Year Ended December 31,
CLASS I	Ended 6/30/20	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$25.08	$21.85	$28.48	$26.56	$27.06	$33.10

Income from Investment Operations:
Net investment income	0.18	0.41	0.50	0.69	0.42 [1]	0.35 [1]
Net realized and unrealized gain (loss) on investments	(4.43)	5.01	(4.09)	3.60	3.13	(1.18)
Total from investment operations	(4.25)	5.42	(3.59)	4.29	3.55	(0.83)

Less Distributions From:
Net investment income	(0.03)	(0.37)	(0.46)	(0.69)	(0.44)	(0.40)
Capital gains	(0.30)	(1.82)	(2.01)	(1.68)	(3.61)	(4.81)
Return of capital	—	—	(0.57)	—	—	—
Total distributions	(0.33)	(2.19)	(3.04)	(2.37)	(4.05)	(5.21)

Net increase (decrease) in net asset value	(4.58)	3.23	(6.63)	1.92	(0.50)	(6.04)
Net Asset Value at end of period	$20.50	$25.08	$21.85	$28.48	$26.56	$27.06
Total Return (%)[2]	(16.94)[3]	24.93	(12.59)	16.23	13.01	(2.68)

Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$201,904	$256,775	$243,697	$341,213	$347,993	$365,385
Ratios of expenses to average net assets (%)	0.62 [4]	0.62	0.62	0.62	0.62	0.62
Ratio of net investment income to average net assets (%)	1.59 [4]	1.49	1.54	2.28	1.50	1.09
Portfolio turnover (%)[5]	80 [3]	76	83	77	93	90

	(unaudited) Six-Months	Year Ended December 31,
CLASS II	Ended 6/30/20	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$24.72	$21.56	$28.17	$26.32	$26.87	$32.93

Income from Investment Operations:
Net investment income	0.07	0.30	0.36	0.65	0.34 [1]	0.27 [1]
Net realized and unrealized gain (loss) on investments	(4.29)	4.98	(3.98)	3.52	3.11	(1.17)
Total from investment operations	(4.22)	5.28	(3.62)	4.17	3.45	(0.90)

Less Distributions From:
Net investment income	(0.00)[6]	(0.30)	(0.41)	(0.64)	(0.39)	(0.35)
Capital gains	(0.30)	(1.82)	(2.01)	(1.68)	(3.61)	(4.81)
Return of capital	—	—	(0.57)	—	—	—
Total distributions	(0.30)	(2.12)	(2.99)	(2.32)	(4.00)	(5.16)

Net increase (decrease) in net asset value	(4.52)	3.16	(6.61)	1.85	(0.55)	(6.06)
Net Asset Value at end of period	$20.20	$24.72	$21.56	$28.17	$26.32	$26.87
Total Return (%)[2]	(17.05)[3]	24.61	(12.81)	15.94	12.73	(2.92)

Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,079	$4,284	$3,829	$5,539	$4,709	$5,509
Ratios of expenses to average net assets (%)	0.87 [4]	0.87	0.87	0.87	0.87	0.87
Ratio of net investment income to average net assets (%)	1.33 [4]	1.24	1.29	2.08	1.24	0.84
Portfolio turnover (%)[5]	80 [3]	76	83	77	93	90

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP GROWTH FUND
	(unaudited) Six-Months	Year Ended December 31,
CLASS I	Ended 6/30/20	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$20.17	$17.19	$26.54	$24.84	$25.12	$27.27

Income from Investment Operations:
Net investment income	0.07	0.12	0.20	0.22	0.20 [1]	0.28 [1]
Net realized and unrealized gain (loss) on investments	(1.57)	5.20	(0.52)	5.32	1.23	0.64
Total from investment operations	(1.50)	5.32	(0.32)	5.54	1.43	0.92

Less Distributions From:
Net investment income	(0.01)	(0.12)	(0.19)	(0.22)	(0.22)	(0.32)
Capital gains	(0.37)	(2.22)	(8.84)	(3.62)	(1.49)	(2.75)
Total distributions	(0.38)	(2.34)	(9.03)	(3.84)	(1.71)	(3.07)

Net increase (decrease) in net asset value	(1.88)	2.98	(9.35)	1.70	(0.28)	(2.15)
Net Asset Value at end of period	$18.29	$20.17	$17.19	$26.54	$24.84	$25.12
Total Return (%)[2]	(7.39)[3]	31.13	(0.28)	22.28	5.74	3.26

Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$171,763	$197,776	$184,508	$232,362	$223,450	$251,524
Ratios of expenses to average net assets (%)	0.82 [4]	0.82	0.82	0.82	0.82	0.82
Ratio of net investment income to average net assets (%)	0.75 [4]	0.52	0.70	0.75	0.80	1.02
Portfolio turnover (%)[6]	18 [3]	18	73	22	13	19

	(unaudited) Six-Months	Year Ended December 31,
CLASS II	Ended 6/30/20	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$19.71	$16.85	$26.22	$24.60	$24.92	$27.10

Income from Investment Operations:
Net investment income	0.01	0.02	0.19	0.14	0.14 [1]	0.21 [1]
Net realized and unrealized gain (loss) on investments	(1.50)	5.14	(0.56)	5.28	1.21	0.63
Total from investment operations	(1.49)	5.16	(0.37)	5.42	1.35	0.84

Less Distributions From:
Net investment income	—	(0.08)	(0.16)	(0.18)	(0.18)	(0.27)
Capital gains	(0.37)	(2.22)	(8.84)	(3.62)	(1.49)	(2.75)
Total distributions	(0.37)	(2.30)	(9.00)	(3.80)	(1.67)	(3.02)

Net increase (decrease) in net asset value	(1.86)	2.86	(9.37)	1.62	(0.32)	(2.18)
Net Asset Value at end of period	$17.85	$19.71	$16.85	$26.22	$24.60	$24.92
Total Return (%)[2]	(7.51)[3]	30.80	(0.53)	21.98	5.47	3.00

Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$14,462	$17,569	$17,704	$23,445	$23,774	$27,749
Ratios of expenses to average net assets (%)	1.07 [4]	1.07	1.07	1.07	1.07	1.07
Ratio of net investment income to average net assets (%)	0.51 [4]	0.27	0.45	0.50	0.55	0.77
Portfolio turnover (%)[5]	18 [3]	18	73	22	13	19

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

MID CAP FUND
	(unaudited) Six-Months	Year Ended December 31,
CLASS I	Ended 6/30/20	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$18.38	$15.19	$18.97	$18.11	$17.65	$19.30

Income from Investment Operations:
Net investment income (loss)	(0.01)	(0.03)	—	(0.01)	0.01 [1]	(0.05)[1]
Net realized and unrealized gain on investments	(2.09)	5.22	(0.37)	2.85	2.22	0.27
Total from investment operations	(2.10)	5.19	(0.37)	2.84	2.23	0.22

Less Distributions From:
Net investment income	—	—	—	—	(0.00)[2]	(0.01)
Capital gains	(0.50)	(2.00)	(3.41)	(1.98)	(1.77)	(1.86)
Total distributions	(0.50)	(2.00)	(3.41)	(1.98)	(1.77)	(1.87)

Net increase (decrease) in net asset value	(2.60)	3.19	(3.78)	0.86	0.46	(1.65)
Net Asset Value at end of period	$15.78	$18.38	$15.19	$18.97	$18.11	$17.65
Total Return (%)[3]	(11.39)[4]	34.27	(1.50)	15.74	12.84	1.04

Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$141,159	$167,094	$152,077	$192,140	$203,076	$220,979
Ratios of expenses to average net assets (%)	0.92 [5]	0.92	0.92	0.92	0.92	0.92
Ratio of net investment income to average net assets (%)	(0.09)[5]	(0.18)	(0.03)	(0.07)	0.04	(0.24)
Portfolio turnover (%)[6]	10 [4]	16	25	22	21	28

	(unaudited) Six-Months	Year Ended December 31,
CLASS II	Ended 6/30/20	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$17.77	$14.77	$18.59	$17.83	$17.44	$19.13

Income from Investment Operations:
Net investment loss	(0.08)	(0.14)	(0.07)	(0.08)	(0.04)[1]	(0.09)[1]
Net realized and unrealized gain on investments	(1.96)	5.14	(0.34)	2.82	2.20	0.26
Total from investment operations	(2.04)	5.00	(0.41)	2.74	2.16	0.17
Less Distributions From:
Capital gains	(0.50)	(2.00)	(3.41)	(1.98)	(1.77)	(1.86)
Net increase (decrease) in net asset value	(2.54)	3.00	(3.82)	0.76	0.39	(1.69)
Net Asset Value at end of period	$15.23	$17.77	$14.77	$18.59	$17.83	$17.44
Total Return (%)[3]	(11.50)[4]	33.93	(1.75)	15.45	12.55	0.79

Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$6,235	$8,070	$7,921	$10,509	$11,142	$12,710
Ratios of expenses to average net assets (%)	1.17 [5]	1.17	1.17	1.17	1.17	1.17
Ratio of net investment income to average net assets (%)	(0.34)[5]	(0.43)	(0.28)	(0.32)	(0.21)	(0.49)
Portfolio turnover (%)[6]	10 [4]	16	25	22	21	28

[1]	Based on average shares outstanding during the year.
[2]	Amounts represent less than $(0.005) per share.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

INTERNATIONAL STOCK FUND
	(unaudited) Six-Months	Year Ended December 31,
CLASS I	Ended 6/30/20	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$11.80	$9.93	$11.73	$9.69	$10.16	$10.77

Income from Investment Operations:
Net investment income	0.09	0.23	0.21	0.17	0.18 [1]	0.19 [1]
Net realized and unrealized gain (loss) on investments	(1.56)	1.84	(1.82)	2.01	(0.47)	(0.56)
Total from investment operations	(1.47)	2.07	(1.61)	2.18	(0.29)	(0.37)

Less Distributions From:
Net investment income	(0.02)	(0.20)	(0.19)	(0.14)	(0.18)	(0.22)
Capital gains	—	—	—	—	—	(0.02)
Total distributions	(0.02)	(0.20)	(0.19)	(0.14)	(0.18)	(0.24)

Net increase (decrease) in net asset value	(1.49)	1.87	(1.80)	2.04	(0.47)	(0.61)
Net Asset Value at end of period	$10.31	$11.80	$9.93	$11.73	$9.69	$10.16
Total Return (%)[2]	(12.41)[3]	20.81	(13.69)	22.54	(2.91)	(3.45)

Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$18,989	$22,721	$21,130	$27,516	$26,809	$32,560
Ratios of expenses to average net assets (%)	1.17 [4]	1.17	1.17	1.17	1.17	1.17
Ratio of net investment income to average net assets (%)	1.66 [4]	1.83	1.59	1.27	1.84	1.70
Portfolio turnover (%)[5]	19 [3]	31	33	28	98	23

	(unaudited) Six-Months	Year Ended December 31,
CLASS II	Ended 6/30/20	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$11.73	$9.88	$11.67	$9.65	$10.14	$10.74

Income from Investment Operations:
Net investment income	0.04	0.15	0.11	0.08	0.16 [1]	0.16 [1]
Net realized and unrealized gain (loss) on investments	(1.51)	1.88	(1.73)	2.06	(0.49)	(0.55)
Total from investment operations	(1.47)	2.03	(1.62)	2.14	(0.33)	(0.39)

Less Distributions From:
Net investment income	(0.01)	(0.18)	(0.17)	(0.12)	(0.16)	(0.19)
Capital gains	—	—	—	—	—	(0.02)
Total distributions	(0.01)	(0.18)	(0.17)	(0.12)	(0.16)	(0.21)

Net increase (decrease) in net asset value	(1.48)	1.85	(1.79)	2.02	(0.49)	(0.60)
Net Asset Value at end of period	$10.25	$11.73	$9.88	$11.67	$9.65	$10.14
Total Return (%)[2]	(12.52)[3]	20.51	(13.91)	22.24	(3.16)	(3.69)

Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$7,837	$9,691	$9,219	$13,257	$12,796	$14,641
Ratios of expenses to average net assets (%)	1.42 [4]	1.42	1.42	1.42	1.42	1.42
Ratio of net investment income to average net assets (%)	1.39 [4]	1.60	1.35	1.02	1.58	1.43
Portfolio turnover (%)[5]	19 [3]	31	33	28	98	23

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2020 FUND
	(unaudited) Six-Months		Year Ended December 31,
CLASS I	Ended 6/30/20		2019	2018	2017	2016		2015
Net Asset Value at beginning of period	$7.83		$7.38	$7.93	$8.06	$8.04		$8.67

Income from Investment Operations:
Net investment income	0.04		0.16	0.16	0.19	0.15	[1]	0.13 [1]
Net realized and unrealized gain (loss) on investments	0.32		0.70	(0.32)	0.48	0.32		(0.15)
Total from investment operations	0.36		0.86	(0.16)	0.67	0.47		(0.02)

Less Distributions From:
Net investment income	(0.03)		(0.14)	(0.19)	(0.37)	(0.18)		(0.20)
Capital gains	(0.10)		(0.27)	(0.10)	(0.43)	(0.27)		(0.41)
Return of capital	—		—	(0.10)	—	—		—
Total distributions	(0.13)		(0.41)	(0.39)	(0.80)	(0.45)		(0.61)

Net increase (decrease) in net asset value	0.23		0.45	(0.55)	(0.13)	0.02		(0.63)
Net Asset Value at end of period	$8.06		$7.83	$7.38	$7.93	$8.06		$8.04
Total Return (%)[2]	4.47	[3]	11.76	(2.11)	8.34	5.68		(0.34)

Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$34,062		$35,602	$38,523	$47,510	$51,485		$52,858
Ratios of expenses to average net assets (%)	0.30	[4]	0.30	0.03 [5]	0.00 [5]	0.00	[5]	0.00 [5,6]
Ratio of net investment income to average net assets (%)	0.93	[4]	2.00	1.75 [5]	1.89 [5]	1.80	[5]	1.51 [5]
Portfolio turnover (%)[7]	168	[3]	276	35	9	7		7

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount does not include income or expenses of the underlying GS Target Date Portfolio, nor the underlying expenses of the funds held by the GS Target Date Portfolio. See current prospectus for more information regarding the charges and expenses of the Fund.
[6]	Amounts represent less than 0.01%.
[7]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2030 FUND
	(unaudited) Six-Months		Year Ended December 31,
CLASS I	Ended 6/30/20		2019	2018	2017	2016		2015
Net Asset Value at beginning of period	$7.89		$7.34	$8.16	$8.26	$8.08		$8.77

Income from Investment Operations:
Net investment income	0.04		0.16	0.17	0.19	0.16	[1]	0.13 [1]
Net realized and unrealized gain (loss) on investments	0.18		1.08	(0.50)	0.89	0.44		(0.21)
Total from investment operations	0.22		1.24	(0.33)	1.08	0.60		(0.08)

Less Distributions From:
Net investment income	(0.03)		(0.14)	(0.21)	(0.38)	(0.17)		(0.18)
Capital gains	(0.07)		(0.55)	(0.28)	(0.80)	(0.25)		(0.43)
Total distributions	(0.10)		(0.69)	(0.49)	(1.18)	(0.42)		(0.61)

Net increase (decrease) in net asset value	0.12		0.55	(0.82)	(0.10)	0.18		(0.69)
Net Asset Value at end of period	$8.01		$7.89	$7.34	$8.16	$8.26		$8.08
Total Return (%)[2]	2.82	[3]	17.10	(4.04)	13.18	7.35		(0.86)

Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$64,280		$62,469	$62,556	$74,415	$75,564		$74,258
Ratios of expenses to average net assets (%)	0.30	[4]	0.30	0.03 [5]	0.00 [5]	0.00	[5]	0.00 [5,6]
Ratio of net investment income to average net assets (%)	0.91	[4]	1.97	1.88 [5]	1.78 [5]	1.95	[5]	1.51 [5]
Portfolio turnover (%)[7]	206	[3]	244	33	13	6		7

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount does not include income or expenses of the underlying GS Target Date Portfolio, nor the underlying expenses of the funds held by the GS Target Date Portfolio. See current prospectus for more information regarding the charges and expenses of the Fund.
[6]	Amounts represent less than 0.01%.
[7]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2040 FUND

	(unaudited) Six-Months		Year Ended December 31,
CLASS I	Ended 6/30/20		2019	2018	2017	2016		2015
Net Asset Value at beginning of period	$7.21		$6.66	$7.55	$7.66	$7.54		$8.37

Income from Investment Operations:
Net investment income	0.03		0.15	0.16	0.19	0.16	[1]	0.13 [1]
Net realized and unrealized gain (loss) on investments	0.14		1.09	(0.52)	0.97	0.46		(0.20)
Total from investment operations	0.17		1.24	(0.36)	1.16	0.62		(0.07)
Less Distributions From:

Net investment income	(0.02)		(0.14)	(0.21)	(0.38)	(0.19)		(0.19)
Capital gains	(0.08)		(0.55)	(0.32)	(0.89)	(0.31)		(0.57)
Total distributions	(0.10)		(0.69)	(0.53)	(1.27)	(0.50)		(0.76)
Net increase (decrease) in net asset value	0.07		0.55	(0.89)	(0.11)	0.12		(0.83)
Net Asset Value at end of period	$7.28		$7.21	$6.66	$7.55	$7.66		$7.54
Total Return (%)[2]	2.40	[3]	18.86	(4.88)	15.16	8.31		(1.01)

Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$38,996		$37,060	$38,424	$49,909	$49,515		$49,576
Ratios of expenses to average net assets (%)	0.30	[4]	0.30	0.03 [5]	0.00 [5]	0.00	[5]	0.00 [5,6]
Ratio of net investment income to average net assets (%)	0.96	[4]	1.94	1.69 [5]	1.76 [5]	2.01	[5]	1.52 [5]
Portfolio turnover (%)[7]	200	[3]	258	30	16	7		8

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount does not include income or expenses of the underlying GS Target Date Portfolio, nor the underlying expenses of the funds held by the GS Target Date Portfolio. See current prospectus for more information regarding the charges and expenses of the Fund.
[6]	Amounts represent less than 0.01%.
[7]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2050 FUND
	(unaudited) Six-Months		Year Ended December 31,
CLASS I	Ended 6/30/20		2019	2018	2017	2016		2015
Net Asset Value at beginning of period	$12.37		$12.03	$13.60	$12.57	$12.19		$12.97

Income from Investment Operations:
Net investment income	0.06		0.26	0.26	0.27	0.26	[1]	0.21 [1]
Net realized and unrealized gain (loss) on investments	0.14		2.10	(1.06)	1.87	0.84		(0.33)
Total from investment operations	0.20		2.36	(0.80)	2.14	1.10		(0.12)

Less Distributions From:
Net investment income	(0.04)		(0.22)	(0.38)	(0.54)	(0.31)		(0.28)
Capital gains	(0.12)		(1.80)	(0.39)	(0.57)	(0.41)		(0.38)
Total distributions	(0.16)		(2.02)	(0.77)	(1.11)	(0.72)		(0.66)
Net increase (decrease) in net asset value	0.04		0.34	(1.57)	1.03	0.38		(0.78)
Net Asset Value at end of period	$12.41		$12.37	$12.03	$13.60	$12.57		$12.19
Total Return (%)[2]	1.64	[3]	20.55	(5.85)	16.99	8.97		(0.91)

Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$27,366		$24,850	$23,081	$28,231	$23,442		$21,173
Ratios of expenses to average net assets (%)	0.30	[4]	0.30	0.03 [5]	0.00 [5]	0.00	[5]	0.00 [5,6]
Ratio of net investment income to average net assets (%)	1.01	[4]	1.95	1.61 [5]	1.79 [5]	2.08	[5]	1.57 [5]
Portfolio turnover (%)[7]	205	[3]	292	37	8	6		13

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount does not include income or expenses of the underlying GS Target Date Portfolio, nor the underlying expenses of the funds held by the GS Target Date Portfolio. See current prospectus for more information regarding the charges and expenses of the Fund.
[6]	Amounts represent less than 0.01%.
[7]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2020

Notes to Financial Statements (unaudited)

1. ORGANIZATION

The Ultra Series Fund (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is a series trust with 14 investment portfolios (individually, a “fund,” and collectively, the “funds”), each with different investment objectives and policies. The funds were the Core Bond Fund, High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Fund and International Stock Fund (collectively, the “Core Funds”), the Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (collectively, the “Target Allocation Funds”) and the Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund, (collectively, the “Target Date Funds”).

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. All funds, except the Target Date Funds, offer Class I and II shares. The Target Date Funds only offer a single class of shares, Class I shares. Each class of shares represents an interest in the assets of the respective fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fee, if any, and its proportional share of fund level expenses, and has exclusive voting rights on matters pertaining to Rule 12b-1 under the 1940 Act as it relates to that class and other class specific matters. Shares are offered to separate accounts (the “Accounts”) of CMFG Life Insurance Company and to qualified pension and retirement plans of CMFG Life Insurance Company or its affiliates (“CUNA Mutual Group”). The Trust may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The Trust does not offer shares directly to the general public.

The Trust has entered into a Management Agreement with Madison Asset Management, LLC (the “Investment Adviser” or “Madison”), pursuant to which Madison manages each Fund’s portfolio of investments. The Investment Adviser, in turn, has entered into a subadvisory agreement with a subadviser (“Subadviser”) for the management of the investments of the International Stock Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The funds are investment companies that apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services-Investment Companies (ASC 946). The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

Portfolio Valuation: The Trust and each series of the Trust referred to individually as a fund values securities and other investments as follows: Equity securities, including closed-end investment companies, American Depositary Receipts (“ADRs”),Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price (“NOCP”). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2020

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”) usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and each Target Date Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Investment Adviser’s Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Target Allocation Funds and Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require a Target Allocation Fund or Target Date Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

A fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2020

In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Net realized gain on investments in the Statements of Operations also includes realized gain distributions received from the underlying exchange-listed funds. Distributions of net realized gains are recorded on the fund’s ex-distribution date. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the funds are informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with members of the Federal Reserve System, U.S. Central Credit Union and with “primary dealers” in U.S. government securities.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one of the following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible decreased levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights. As of June 30, 2020, none of the funds held open repurchase agreements.

Foreign Currency Transactions: The Trust’s books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the funds at the spot rate at settlement.

Each fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments”. For the period ended, June 30, 2020, The International Stock Fund and Large Cap Value Fund had net realized gains from foreign currency transactions. As of June 30, 2020, only the International Stock Fund had open foreign currency transactions.

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2020

The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each fund may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts are traded over-the-counter directly with a counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. As of June 30, 2020, none of the funds had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund’s custodian in an amount equal to the value of the fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund’s commitment with respect to the contract.

Cash Concentration: At times, the funds maintain cash balances at financial institutions in excess of federally insured limits. The funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. At June 30, 2020, there were no illiquid securities held in the funds.

Delayed Delivery Securities: Each fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when- issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund’s commitment. Losses may arise due to changes in the fair value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of June 30, 2020, none of the funds had entered into such transactions.

Indemnifications: Under the funds’ organizational documents, the funds’ officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In the normal course of business, the funds enter into contracts that contain a variety of representations and provide general indemnifications. The funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the funds. However, based on experience, management expects the risk of loss to be remote.

Fair Value Measurements: Each fund has adopted FASB guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2020

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended June 30, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of June 30, 2020, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of June 30, 2020, in valuing the funds’ investments carried at fair value:

Fund[1]	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/20
Conservative Allocation
Investment Companies	$121,150,048	$—	$—	$121,150,048
Short-Term Investments	8,728,812	—	—	8,728,812
	129,878,860	—	—	129,878,860
Moderate Allocation
Investment Companies	156,561,922	—	—	156,561,922
Short-Term Investments	23,157,226	—	—	23,157,226
	179,719,148	—	—	179,719,148
Aggressive Allocation
Investment Companies	44,283,909	—	—	44,283,909
Short-Term Investments	10,344,469	—	—	10,344,469
	54,628,378	—	—	54,628,378

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2020

Fund[1]	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/20
Core Bond
Asset Backed Securities	$—	$3,782,179	$—	$3,782,179
Collateralized Mortgage Obligations	—	4,253,975	—	4,253,975
Commercial Mortgage-Backed Securities	—	2,702,205	—	2,702,205
Corporate Notes and Bonds	—	49,459,871	—	49,459,871
Foreign Corporate Bonds	—	455,759	—	455,759
Long-Term Municipal Bonds	—	2,629,078	—	2,629,078
Mortgage Backed Securities	—	28,894,276	—	28,894,276
U.S. Government and Agency Obligations	—	25,824,885	—	25,824,885
Short-Term Investments	2,845,173	—	—	2,845,173
	2,845,173	118,002,228	—	120,847,401
High Income
Corporate Notes and Bonds	—	$16,017,885	—	$16,017,885
Exchange Traded Funds	481,558	—	—	481,558
Short-Term Investments	1,190,149	—	—	1,190,149
	1,671,707	16,017,885	—	17,689,592
Diversified Income
Common Stocks	141,055,137	—	—	141,055,137
Asset Backed Securities	—	2,942,013	—	2,942,013
Collateralized Mortgage Obligations	—	3,177,854	—	3,177,854
Commercial Mortgage-Backed Securities	—	1,118,707	—	1,118,707
Corporate Notes and Bonds	—	24,929,249	—	24,929,249
Foreign Corporate Bonds	—	354,479	—	354,479
Long-Term Municipal Bonds	—	1,816,742	—	1,816,742
Mortgage Backed Securities	—	15,952,638	—	15,952,638
U.S. Government and Agency Obligations	—	13,291,686	—	13,291,686
Short-Term Investments	5,882,816	—	—	5,882,816
	146,937,953	63,583,368	—	210,521,321
Large Cap Value
Common Stocks	199,485,861	—	—	199,485,861
Short-Term Investments	5,409,991	—	—	5,409,991
	204,895,852	—	—	204,895,852
Large Cap Growth
Common Stocks	180,210,929	—	—	180,210,929
Short-Term Investments	5,999,496	—	—	5,999,496
	186,210,425	—	—	186,210,425
Mid Cap
Common Stocks	138,415,131	—	—	138,415,131
Short-Term Investments	9,094,979	—	—	9,094,979
	147,510,110	—	—	147,510,110

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2020

Fund[1]	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/20
International Stock
Common Stocks
Australia	$—	$351,981	$—	$351,981
Canada	—	987,752	—	987,752
China	—	644,080	—	644,080
Denmark	—	636,377	—	636,377
Finland	—	611,471	—	611,471
France	—	4,083,519	—	4,083,519
Germany	—	2,111,156	—	2,111,156
Hong Kong	—	207,815	—	207,815
Indonesia	—	90,759	—	90,759
Ireland	986,111	—	—	986,111
Israel	—	286,248	—	286,248
Italy	—	634,490	—	634,490
Japan	—	3,768,002	—	3,768,002
Luxembourg	—	173,105	—	173,105
Mexico	—	160,671	—	160,671
Netherlands	—	1,119,568	—	1,119,568
Norway	—	632,683	—	632,683
Portugal	—	381,519	—	381,519
Singapore	—	452,015	—	452,015
South Korea	—	389,343	—	389,343
Spain	—	316,504	—	316,504
Sweden	—	696,522	—	696,522
Switzerland	—	1,931,424	—	1,931,424
United Kingdom	540,243	3,520,362	—	4,060,605
Preferred Stocks	—	607,332	—	607,332
Short-Term Investments	393,839	—	—	393,839
	1,920,193	24,794,698	—	26,714,891
Madison Target Retirement 2020 Fund	32,499,029	—	—	32,499,029
Madison Target Retirement 2030 Fund	60,912,915	—	—	60,912,915
Madison Target Retirement 2040 Fund	37,055,808	—	—	37,055,808
Madison Target Retirement 2050 Fund	25,957,140	—	—	25,957,140

1See respective portfolio of investments for underlying holdings in each fund. For additional information on the underlying funds held in the conservative, moderate and aggressive allocation funds including shareholder prospectuses and financial reports, please visit each underlying funds website or visit the securities and exchange commission website http://www.sec.gov.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund’s financial position, and results of operations.

As of June 30, 2020, the funds did not hold any derivatives.

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2020

The following table presents the effect of derivative instruments on the Statements of Operations for the period ended June 30, 2020:

Fund	Statements of Operations	Underlying Risk	Realized Gain (Loss) on Derivatives:	Change in Unrealized Appreciation (Depreciation) on Derivatives
Core Bond	Options Purchased	Interest rate	$(8,870)	$—
	Options Written	Interest rate	6,130	—
Total			$(2,740)	$—

The average volume (based on the open positions at each month-end) of derivative activity during the period ended June 30, 2020.

Fund	Options Purchased Contracts(1)	Options Written Contracts(1)
Core Bond	3	3
(1) Number of Contracts

There is no impact on the financial statements of the other funds as they did not hold derivative investments during the period ended June 30, 2020.

Recently Issued Accounting Pronouncements. In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended June 30, 2020, the funds have chosen to adopt the standard. The adoption of this ASU did not have a material impact on the financial statements and other disclosures.

In March 2020, the FASB issued ASU 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The adoption of the ASU is elective. At this time, management is evaluating the implications of these changes on the financial statements.

3. ADVISORY, DISTRIBUTION, ADMINISTRATIVE SERVICES AGREEMENTS AND OTHER EXPENSES

Management Agreements: For services under the Investment Advisory Agreements, the Investment Adviser is entitled to receive an advisory fee, which is calculated daily and paid monthly, at an annual rate based upon the following percentages of average daily net assets of each fund as follows as of June 30, 2020:

Fund	Advisory Fee	Fund	Advisory Fee
Conservative Allocation	0.30%	Large Cap Growth	0.80%
Moderate Allocation	0.30%	Mid Cap	0.90%
Aggressive Allocation	0.30%	International Stock	1.15%
Core Bond	0.55%	Madison Target Retirement 2020	0.25%
High Income	0.75%	Madison Target Retirement 2030	0.25%
Diversified Income	0.70%	Madison Target Retirement 2040	0.25%
Large Cap Value	0.60%	Madison Target Retirement 2050	0.25%

The Investment Advisory Agreement for the Core Funds and the Target Allocation Funds is structured as a “unitary fee arrangement” and, as such, requires the Investment Adviser to provide or arrange to provide overall management of the funds, including but not limited to, investment management services, custody, transfer agency, dividend disbursing, legal, accounting and administrative services. The unitary fee arrangement with these funds does not cover, and therefore these funds pay directly for, the following fees and expenses: (i) fees and expenses of the independent Trustees; (ii) fees and expenses of independent counsel to the independent Trustees; (iii) fees and expenses of the Trust’s independent registered public accountant; (iv) brokerage commissions and other expenses incurred in the acquisition or disposition of any securities or other investments; (v) costs of borrowing money, overdrafts (if any) and any potential taxes owed; and (vi) extraordinary expenses (including litigation and/or and consulting expenses) as approved by a majority of the independent Trustees. As a result, for these funds, audit and trustee fees and expenses are broken out separately from “other expenses” on the Statements of Operations.

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2020

In contrast, the Investment Advisory Agreement for the Target Date Funds is not structured as a “unitary fee arrangement.” Accordingly, under the Investment Advisory Agreement for these funds, the Investment Adviser is only responsible for providing investment management services to the funds. Other services performed by the Investment Adviser for the Target Date Funds are covered under a separate Administrative Services Agreement (discussed below).

The Investment Adviser is solely responsible for the payment of all fees to Lazard Asset Management LLC, the Subadviser to the International Stock Fund. The Investment Advisor manages the remaining funds without the use of a subadviser.

The Investment Adviser may from time to time, contractually or voluntarily, agree to waive a portion of its fees or expenses related to the funds. Fee waiver agreements may be modified or terminated at any time or for any reason, but only with fund Board approval. During the period ended June 30, 2020, the Investment Adviser contractually agreed to waive 0.10% of its investment advisory fee for Target Allocation Funds until at least April 30, 2021. Fees waived for the period ended June 30, 2020, reflected as “fees waived” in the accompanying Statements of Operations, were as follows:

Waived Fees or Expenses*
Fund	Class I	Class II	Total Waivers
Conservative Allocation	$52,946	$10,328	$63,274
Moderate Allocation	79,460	8,674	88,134
Aggressive Allocation	27,737	554	28,291

*The Investment Adviser does not have the right to recoup waived fees.

Administrative Services Agreement – Target Date Funds: With respect to the Target Date Funds only, in addition to the management fee, the Investment Adviser is entitled to receive an administrative services fee from the Target Date Funds pursuant to the terms of a separate Services Agreement. Under the Services Agreement, Madison provides or arranges for the Target Date Funds to have all operational and support services needed by the funds, for which Madison is entitled to receive a fee of 0.05% annually based upon the average daily net assets of each fund, which is computed and accrued daily and paid monthly. Under this fee arrangement, Madison is responsible for paying all of the funds’ fees and expenses, other than: (i) the management fee (described above); (ii) fees related to the funds’ portfolio holdings (such as brokerage commissions, interest on loans, etc.); (iii) acquired fund fees; and (iv) extraordinary or non-recurring fees (such as fees and costs relating to any temporary line of credit the funds may maintain for emergency or extraordinary purposes). Therefore, under the Services Agreement, the Investment Adviser is responsible for the following fees and expenses: (x) fees and expenses of the independent Trustees; (y) fees and expenses of independent counsel to the independent Trustees; and (z) fees and expenses of the Trust’s independent registered public accountant. As a result, for these funds, audit and trustee fees are included in the line item “administrative services agreement fees” on the Statements of Operations.

Distribution Agreement: MFD Distributor, LLC (“MFD”) serves as distributor of the funds. The Trust adopted a distribution and service plan with respect to the Trust’s Class II shares pursuant to Rule 12b-1 under the 1940 Act. Under the plan, the Trust will pay a service fee with regard to Class II shares at an annual rate of 0.25% each fund’s daily net assets.

MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the funds. For the period ended June 30, 2020, no fees were waived. MFD does not have the right to recoup waived fees.

Other Expenses: As noted above, because of the “unitary fee arrangement” in place with respect to the Core Funds and the Target Allocation Funds, and the Services Agreement arrangement in place with respect to the Target Date Funds, the former group of funds is directly responsible for certain fees and expenses that differ somewhat from the fees and expenses for which the latter group is directly responsible. See discussion above for more information.

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2020

Officers and Trustees: Certain officers and trustees of the Trust are also officers of the Investment Adviser. The funds do not compensate their officers or affiliated trustees. Independent Trustees are compensated. Fees paid to the Trustees for the Core Funds and Target Allocation Funds are paid for by the funds, and for the Target Date Funds, reduce the fees paid to the Investment Advisor pursuant to the Administrative Services Agreement described above. The Nominating and Governance Committee of the Board reviews trustee fees paid to Independent Trustees periodically, and may change such fees at any time.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

The funds declare dividends from net investment income and net realized gains from investment transactions, if any, annually, which are reinvested in additional full and fractional shares of the respective funds.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains of the funds may differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.

5. SECURITIES TRANSACTIONS

For the period ended June 30, 2020, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$—	$—	$26,793,892	$34,900,161
Moderate Allocation	—	—	54,768,742	71,697,048
Aggressive Allocation	—	—	20,567,695	30,141,569
Core Bond	4,757,228	20,463,481	30,410,165	20,977,271
High Income	—	—	5,334,813	5,583,733
Diversified Income	3,490,679	14,569,985	41,196,167	45,182,622
Large Cap Value	—	—	167,570,925	177,598,279
Large Cap Growth	—	—	33,550,584	42,245,608
Mid Cap	—	—	15,144,618	21,671,328
International Stock	—	—	5,015,184	6,029,634
Madison Target Retirement 2020			53,543,003	56,122,189
Madison Target Retirement 2030			117,833,789	117,499,819
Madison Target Retirement 2040			68,848,565	67,606,854
Madison Target Retirement 2050			49,657,926	47,549,037

6. FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Core Bond Fund (for purposes of this Note, the “Fund”), may purchase and sell futures contracts and purchase and write options on futures contracts on a limited basis. The Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The Fund will engage in futures or related options transactions on a limited basis only for bona fide hedging purposes or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission.

Futures Contracts: The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. government and agency obligations, or other liquid assets, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“variation margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. During the period ended June 30, 2020, the Fund did not enter into any futures contracts.

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2020

Options on Futures Contracts: The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund’s assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contract which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

7. FOREIGN SECURITIES

Each fund may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and/or (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Swedish Depositary Receipts (“SDRs”) and foreign money market securities. U.S. dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

Certain of the funds have reclaimed receivable balances, in which the funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the funds and are reflected in other assets on the Statements of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectable.

8. SECURITIES LENDING

The Board of Trustees has authorized the funds, other than the USF Target Date Funds, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the “Agreement”) and subject to the Trust’s securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities, based upon the prior days market value for securities loaned. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2020

As of June 30, 2020, the aggregate fair value of securities on loan for the Trust was $8,142,134. Cash collateral received for such loans is reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is comprised of U.S. treasuries or government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund’s portfolio of investments for individual securities identified on loan.

	Fair Value on Loan	Cash Collateral	Non-Cash Collateral
Conservative Allocation	$272,493	$45,414	$235,147
Moderate Allocation	4,801,611	4,514,513	307,294
Aggressive Allocation	2,571,895	2,552,446	27,936
Core Bond	233,220	236,548	—
High Income	199,751	202,738	—
Diversified Income	63,164	64,925	—

* Represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value for securities loaned.

9. FEDERAL INCOME TAX INFORMATION

It is each fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The funds have not recorded any liabilities for material unrecognized tax benefits as of June 30, 2020. It is each fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2016 through December 31, 2019.

For federal income tax purposes, the Funds listed below have capital loss carryforwards as of December 31, 2019, which are available to offset future capital gains, if any, realized through the fiscal year listed:

	No Expiration Date
Fund	Short-Term	Long-Term
High Income	$682,088	$1,511,847
International Stock	2,167,95	2,854,456

At June 30, 2020, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$9,547,904	$347,066	$9,200,838
Moderate Allocation	15,235,901	673,554	14,562,347
Aggressive Allocation	4,496,735	282,346	4,214,389
Core Bond	10,740,774	774,474	9,966,300
High Income	237,033	988,352	(751,319)
Diversified Income	45,775,042	1,555,143	44,219,899
Large Cap Value	26,574,280	873,186	25,701,094
Large Cap Growth	54,349,537	4,999,898	49,349,639

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2020

Fund	Appreciation	Depreciation	Net
Mid Cap	$59,641,139	$2,718,362	$56,922,777
International Stock	3,493,806	1,990,937	1,502,869
Madison Target Retirement 2020	1,972,429	491	1,971,938
Madison Target Retirement 2030	5,121,849	30,412	5,091,437
Madison Target Retirement 2040	3,484,373	3,061	3,481,312
Madison Target Retirement 2050	2,635,225	2,988	2,632,237

10. CONCENTRATION OF RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements. Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The Core Bond Fund is subject to derivatives risk, which is the risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called “junk bonds”). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities. The Target Allocation Funds and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds. Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2020

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds.

In addition to the other risks described above and, in the Prospectus, you should understand what we refer to as “unknown market risks.” While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

11. CAPITAL SHARES AND AFFILIATED OWNERSHIP

All capital shares outstanding at June 30, 2020, are owned by separate investment accounts and/or pension plans of CMFG Life Insurance Company.

The Target Allocation Funds invest in Underlying Funds, including the Madison Funds (the “Affiliated Underlying Funds”), which may be deemed to be under common control because of the same or investment adviser and membership in a common family of investment companies. Madison Funds’ historical financial information is available to you at no cost on the SEC’s website at www.sec.gov, by calling 1-800-877-6089 or by visiting the Madison Funds’ website at www.madisonfunds.com. A summary of the transactions with each Affiliated Underlying Fund during the period ended June 30, 2020 follows:

Fund/Underlying Fund	Beginning Value as of 12/31/2019	Gross Additions	Gross Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 6/30/2020	Shares	Dividend Income	Distributions Received
Conservative Allocation Fund
Madison Core Bond Fund Class Y	$24,439,855	$—	$(1,300,903)	$34,940	$1,248,886	$24,422,778	2,280,371	$274,829	$—
Madison Corporate Bond Fund Class Y	7,553,634	—	—	—	299,896	7,853,530	624,784	118,397	—
Madison Dividend Income Fund Class Y	11,263,898	44,317	(2,026,852)	(28,837)	(1,348,858)	7,903,668	315,642	80,340	—
Madison Investors Fund Class Y	10,560,952	11,177,799	(12,385,024)	1,636,688	(2,524,786)	8,465,629	380,307	—	—
Madison Mid Cap Fund Class Y	2,203,942	2,612,320	(2,620,169)	(6,322)	(346,497)	1,843,274	174,884	—	—
Totals	$56,022,281	$13,834,436	$(18,332,948)	$1,636,469	$(2,671,359)	$50,488,879		$473,566	$—

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2020

Fund/Underlying Fund	Beginning Value as of 12/31/2019	Gross Additions	Gross Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 6/30/2020	Shares	Dividend Income	Distributions Received
Moderate Allocation Fund
Madison Core Bond Fund Class Y	$26,497,284	$—	$(2,747,219)	86,792	1,271,910	25,108,767	$2,344,423	$287,803	$—
Madison Corporate Bond Fund Class Y	958,834	—	(394,127)	24,796	(2,716)	586,787	46,682	11,462	—
Madison Dividend Income Fund Class Y	27,321,694	99,576	(6,144,145)	795,581	(3,731,377)	18,341,329	732,481	183,172	—
Madison Investors Fund Class Y	27,133,953	22,130,623	(26,679,621)	5,355,591	(7,531,224)	20,409,322	916,861	—	—
Madison Mid Cap Fund Class Y	5,292,941	12,107,017	(11,316,833)	(148,434)	(1,171,538)	4,763,153	451,912	—	—
Totals	$87,204,706	$34,337,216	$(47,281,945)	$6,114,326	$(11,164,945)	$69,209,358		$482,437	$—

Aggressive Allocation Fund
Madison Core Bond Fund Class Y	$4,437,933	$—	$(1,461,457)	$32,384	$155,431	$3,164,291	295,452	$42,177	$—
Madison Dividend Income Fund Class Y	10,076,802	40,340	(2,611,843)	227,391	(1,395,167)	6,337,523	253,096	69,225	—
Madison Investors Fund Class Y	10,007,793	8,088,892	(10,868,484)	2,357,519	(3,154,167)	6,431,553	288,929	—	—
Madison Mid Cap Fund Class Y	3,704,108	3,698,782	(5,069,586)	397,456	(938,444)	1,792,316	170,049	—	—
Totals	$28,226,636	$11,828,014	$(20,011,370)	$3,014,750	$(5,332,347)	$17,725,683		$111,402	$—

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the funds through the date the financial statements were available for issue. No other events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the financial statements.

Ultra Series Fund | June 30, 2020

Other Information (unaudited)

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the funds, you pay no transaction costs, but do incur ongoing costs which include, among other things, investment management fees; 12b-1 fees (Class II only); brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments; and costs of borrowing money. The examples in the table that follows are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested for the six-month period ended June 30, 2020. Expenses paid during the period in the table below are equal to each fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half fiscal year period).

Actual Expenses

The table below provides information about actual account values using actual expenses for the funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	ACTUAL EXPENSES
	CLASS I				CLASS II
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation*	$1,000	$1,035.90	0.22%	$1.13	$1,034.60	0.47%	$2.41
Moderate Allocation*	1,000	1,046.70	0.22%	1.13	1,045.40	0.47%	2.42
Aggressive Allocation*	1,000	1,055.60	0.22%	1.14	1,054.30	0.47%	2.43
Core Bond	1,000	1,021.00	0.57%	2.90	1,019.70	0.82%	4.17
High Income	1,000	1,008.30	0.77%	3.90	1,007.00	1.02%	5.16
Diversified Income	1,000	1,061.70	0.72%	3.74	1,060.40	0.97%	5.04
Large Cap Value	1,000	1,074.60	0.62%	3.24	1,073.20	0.87%	4.55
Large Cap Growth	1,000	1,089.60	0.82%	4.32	1,088.30	1.07%	5.63
Mid Cap	1,000	1,085.60	0.92%	4.84	1,084.20	1.17%	6.15
International Stock	1,000	1,048.20	1.17%	6.04	1,046.90	1.42%	7.33
Target Retirement 2020	1,000	1,040.50	0.30%	1.54	1,000.00	N/A	N/A
Target Retirement 2030	1,000	1,061.80	0.30%	1.56	1,000.00	N/A	N/A
Target Retirement 2040	1,000	1,069.90	0.30%	1.57	1,000.00	N/A	N/A
Target Retirement 2050	1,000	1,077.80	0.30%	1.57	1,000.00	N/A	N/A

Ultra Series Fund | Other Information (unaudited) - continued | June 30, 2020

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	HYPOTHETICAL EXPENSES
	CLASS I				CLASS II
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation*	$1,000	$1,024.10	0.22%	$1.12	$1,022.84	0.47%	$2.40
Moderate Allocation*	1,000	1,024.10	0.22%	1.12	1,022.84	0.47%	2.40
Aggressive Allocation*	1,000	1,024.10	0.22%	1.12	1,022.84	0.47%	2.40
Core Bond	1,000	1,022.33	0.57%	2.91	1,021.07	0.82%	4.18
High Income	1,000	1,021.32	0.77%	3.92	1,020.06	1.02%	5.19
Diversified Income	1,000	1,021.58	0.72%	3.67	1,020.32	0.97%	4.94
Large Cap Value	1,000	1,022.08	0.62%	3.16	1,020.82	0.87%	4.43
Large Cap Growth	1,000	1,021.07	0.82%	4.18	1,019.81	1.07%	5.45
Mid Cap	1,000	1,020.57	0.92%	4.69	1,019.31	1.17%	5.96
International Stock	1,000	1,019.31	1.17%	5.96	1,018.05	1.42%	7.22
Target Retirement 2020	1,000	1,023.69	0.30%	1.53	1,000.00	N/A	N/A
Target Retirement 2030	1,000	1,023.69	0.30%	1.53	1,000.00	N/A	N/A
Target Retirement 2040	1,000	1,023.69	0.30%	1.53	1,000.00	N/A	N/A
Target Retirement 2050	1,000	1,023.69	0.30%	1.53	1,000.00	N/A	N/A

* The annual expense ratio does not include the expenses of the underlying funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account fees, charges, or expenses imposed by the variable annuity or variable life insurance contracts, or retirement and pension plans that use the funds. The information provided in the hypothetical example table is useful in comparing ongoing fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees, charges or expenses were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. Form N-PORT-EX is available to shareholders at no cost by calling 1-800-877-6089,or on the SEC’s website at www.sec.gov.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Trust to vote proxies related to portfolio securities is available to shareholders, upon request, at no cost by calling 1-800-877-6089,or on the SEC’s website at www.sec.gov and is also located in the funds’ Statement of Additional Information. The proxy voting records for the Trust for the most recent twelve-month period ended June 30 is available to shareholders, upon request, at no cost by calling 1-800-SEC-0330, or on the SEC’s website at www.sec.gov.

Ultra Series Fund | Other Information (unaudited) - continued | June 30, 2020

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in the Management’s Discussion of Fund Performance are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “will,” “expect,” “believe,” “plan” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or after forward-looking statements as a result of new information, future events, or otherwise.

SEC File Number: 811-04815

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included in report to shareholders (Item 1) above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Included in report to shareholders (Item 1) above. Otherwise, no changes. The Trust does not normally hold shareholder meetings.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officers determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Code of Ethics – See Item 2

(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act – filed herewith

(3) Not applicable

(4) There was no change in the registrant’s independent accountant for the period covered by this report

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act – Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

/s/ Steven J. Fredricks

Steven J. Fredricks, Chief Compliance Officer

Date: September 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Patrick F. Ryan

Patrick F. Ryan, Principal Executive Officer

Date: September 3, 2020

/s/ Greg Hoppe

Greg Hoppe, Principal Financial Officer

Date: September 3, 2020